WNL SERIES TRUST

                                  ANNUAL REPORT

                                DECEMBER 31, 1997



















The information in this report is intended for informational purposes. This report is not authorized for distribution to prospective investors unless preceded or accompanied by current prospectuses for WNL Series Trust and WNL Separate Account A. The prospectuses contain important information about
Western National Life Insurance Company and the ElitePlus Bonus Variable Annuity, including charges and expenses. Please read the prospectuses carefully before investing.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS


The following discussion of the 1997 performance of the portfolios within WNL Series Trust supplements the financial statements and related notes found elsewhere in this report.

The total returns reported are net of portfolio operating expenses but do not reflect any insurance or administrative charges that apply to the separate account. Furthermore, the portfolios' performances reflect the absorption of certain fund expenses by Western National Life Insurance Company. Had these expenses not been absorbed, the total returns would have been lower. Performance data represent past performance and neither guarantee nor predict future results. The investment return and accumulation value of the portfolios will fluctuate, and the redemption value may be higher or lower than an investor's original cost.

As with all money market funds, an investment in the Global Advisors Money Market Portfolio is neither insured nor guaranteed by the U.S. Government. Although the Portfolio strives to maintain a stable net asset value of $1.00 per share, there can be no assurance that this objective will be met.


BEA  GROWTH  AND  INCOME  PORTFOLIO
-----------------------------------

The BEA Growth and Income Portfolio's total return for 1997, 22.34%, exceeded the 20.98% of its benchmark, a composite made up of 50%, the S&P 500 Index and 50%, the Lehman Brothers Aggregate Bond Index.

The strategy in the equity portion of the portfolio involves top-down sector selection combined with bottom-up stock selection within sectors. The manager's overall strategy is to try to outperform the market, not "by hitting home runs", but by avoiding major mistakes; i.e., managing risks. The favorable performance in 1997 was largely attributable to the manager's emphasis on large-cap, recognizable names and sectors that were deemed to be among the less cyclical. The portfolio's concentration of large-cap stocks generated higher returns than those in the benchmark. This was particularly true among the portfolio's consumer stocks (e.g., Clorox, Heintz, McKesson, Gannet, Home Depot, and Omnicron). On the other hand, performance was hurt by exposure to small-cap issues and a lack of positions in telephone and electric utilities, as utilities rallied strongly late in the year.

Within the fixed-income allocation, the manager took advantage of volatility in bond markets by maintaining a neutral duration and utilizing long options and putable bonds (the manager believed that puts and options were undervalued by the market). The portfolio was concentrated in certain sectors, particularly financials because their bond prices lagged those of industrials. Other overweights were in communications and in mortgage-backed securities (although the manager regretted having lightened up slightly on mortgages early in the year). The portfolio was generally composed of relatively short-maturity, better credit-quality issues because credit spreads were narrow. However the manager added a "sprinkle" of lower-grade, high-yield utilities that were considered buyout candidates. In the fourth quarter the performance was negatively affected by holdings of emerging market debt securities (a result of the problems in Asia), which generated the period's lowest returns among major fixed-income sectors.

BEA believes that at year end debt instruments possessed risk similar to that of equities but have less appreciation potential. Particularly, bonds have far more downward potential resulting from possible future increases in interest rates or weakening of the dollar in international markets. Accordingly, the manager has set the target weights for the portfolio at 60% equities and 40% fixed income.

CREDIT  SUISSE  INTERNATIONAL  EQUITY  PORTFOLIO
------------------------------------------------

The Credit Suisse International Equity Portfolio's total return for 1997, 4.30% handily beat the negative (1.95%) of its benchmark, the Morgan Stanley Composite Index --Europe, Australia, & Far East (EAFE). Under normal conditions, the portfolio invests at least 65% of its assets in issuers located in at least five countries outside the United States.

In 1997 the manager anticipated continuing problems in Japan and to a lesser extent expected problems in the rest of Asia (e.g., he had entirely exited the Thai market well before its collapse). As a result, the portfolio was underweighted in Japan and Asia, the principal factors producing the favorable performance relative to the EAFE. Unfortunately, being underweighted did not mean being out of Asian markets altogether, and the resulting 4% total yield, while beating its index, was disappointing for an equity portfolio. The manager overweighted the emerging markets in Eastern Europe and Latin America throughout 1997. That decision that proved beneficial for the first three quarters of the year, but to some extent backfired in October when the "Asian flu" knocked out all emerging markets worldwide.

With respect to currency risk, the manager correctly anticipated that the U.S. dollar would remain strong in 1997 and so kept the portfolio largely hedged in U.S. dollars.


ELITEVALUE  ASSET  ALLOCATION  PORTFOLIO
----------------------------------------

The EliteValue Asset Allocation Portfolio's total return for the year, 21.08%, significantly exceeded the 18.75% of its benchmark, the Lipper Benchmark -- Flexible Portfolio Funds.

Although the portfolio is an asset allocation fund, the manager has consistently kept it almost entirely invested in equities. The portfolio consists of a relatively small number of stocks. The manager believes in taking large positions in a limited number of companies he believes will generate excess cashflow that will enhance long-term value to the shareholders; i.e., his focus is on individual companies' prospective long-term potential rather than on predicting where the stock market is going in the short term. The portfolio has a very low turnover, as new names are added only when the manager finds investments that are better than what is currently in the portfolio. The long-term goal for the portfolio is to attain a consistent 12-15% annual return.

In 1997 the disappointing performance of a few large holdings detracted from overall results. The large holding of Wells Fargo proved disappointing as it continued to encounter difficulties with merging in the acquired operations of First Interstate. A large position in Boeing, that was inherited from a very-successful investment in McDonnell Douglas prior to its acquisition by Boeing, similarly proved a disappointment, as that company disclosed that it was experiencing expensive problems in "ramping up" production to meet its strong sales. Because of a lack of what the manager perceived to be good investment opportunities, the cash position (including discount notes) in the portfolio built up during the year to 21% at year end. That relatively large cash position was detrimental to performance relative to the index in a year of rising stock prices.


GLOBAL  ADVISORS  GROWTH  EQUITY  PORTFOLIO
-------------------------------------------

The Global Advisors Growth Equity's total return for 1997, 31.67% slightly lagged the 33.35% of its benchmark, the S&P 500 Index.

The portfolio is an enhanced index fund, that is, one that closely tracks the S&P 500 by industry classification but attempts to pick the best individual stocks within each industry. Stock selection is driven by a computer model that daily evaluates a number of factors to determine the optimal securities holdings. The portfolio turnover is high because of trades dictated by the model. Early in the year the portfolio yield lagged its index because the market's large-cap bias made it difficult for such a broad-based portfolio to keep up. In the third quarter mid-cap issues rallied, and the portfolio's yield shortfall was eliminated. The third quarter's performance also benefited from a strong performance in the slightly over-weighted technology sector, particularly the performances of Dell, Compaq and Quantum. Some of that performance was given back in the fourth quarter, when the technology sector weakened. Because of the portfolio's small size, it held a relatively large cash position, a factor that hampered performance in a year of rising stock prices.


GLOBAL  ADVISORS  MONEY  MARKET  PORTFOLIO
------------------------------------------

The Global Advisors Money Market Portfolio's total return for 1997, 5.50%, exceeded the 5.14% of its benchmark, the 91-day Treasury Bill Index. That success was achieved in spite of the fact that the portfolio's small size and volatility make it difficult for the manager to make economic trades while maintaining sufficient diversity and liquidity.


SALOMON  U.S.  GOVERNMENT  SECURITIES  PORTFOLIO
------------------------------------------------

The Salomon U.S. Government Securities Portfolio's total return for 1997, 8.89%, beat the 8.42% of its benchmark, the Lipper U.S. Treasury 1-to-10-year Index. The manager started the year slightly bearish, anticipating that the Fed would tighten early in the year. According he shortened the portfolio maturity slightly relative to the benchmark, but returned to a neutral duration near mid-year when it became apparent that inflation remained under control and the Fed would not tighten. In the fourth quarter the manager slightly lengthened the duration relative to the index in an effort to enhance yield. As it is difficult to outperform the market in a stable rate environment, the manager maintained an overweight position in mortgage-backed bonds throughout the year in order to attain yield. The manager's outlook for the near future is for a continued flat rate environment, so the portfolio should continue to perform near its benchmark level.


VAN  KAMPEN  AMERICAN  CAPITAL  EMERGING  GROWTH  PORTFOLIO
-----------------------------------------------------------

The Van Kampen American Capital Emerging Growth's total return for the year, 20.45%, surpassed the 16.98% of its benchmark, the Lipper Benchmark -- Mid-Cap Funds.

The portfolio's strategy of seeking companies with expectations of growing earnings and rising P/E multiples showed mixed results in 1997. Early in the year the portfolio yield lagged the S&P 500 because the market's large-cap bias made it difficult for such a broad-based portfolio to keep up. In the third quarter mid-cap issues rallied, and the portfolio's yield shortfall was eliminated.  The  third  quarter's  performance  also  benefited  from  a strong performance in the over-weighted technology sector. Unfortunately, as the technology sector suffered late in the year, so did the portfolio yield. In addition to technology, the portfolio is concentrated in the health care, consumer retail, energy, and to a lesser extent, financial sectors. The portfolio's high beta (positive correlation to the overall market performance) makes it subject to significant swings along with the market. Several larger-cap investments were added to the portfolio during the year to mitigate the adverse effect of the market's large-cap bias.


PERFORMANCE  GRAPHS
-------------------

The following graphs illustrate the performance of $10,000 invested in each of the portfolios in comparison to their respective benchmark returns. The charts assume investment at each portfolio's inception date and track performance though December 31, 1997.

                                WNL Series Trust
                         BEA Growth and Income Portfolio
                                       vs.
                       50% S&P 500 / 50% Lehman Aggregate
            Comparative Performance of $10,000 Investment at 10/20/95

                             INCEPT TO
PORTFOLIO          10/20/95   12/31/95    3/31/96    6/30/96    9/30/96   12/31/96    3/31/97    6/30/97    9/30/97   12/31/97
----------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
BEA               10,000.00  10,657.07  10,871.86  11,265.98  11,679.10  12,129.59  12,172.23  13,529.37  14,609.88  14,838.74
                  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
S&P 500 / LEHMAN  10,000.00  10,397.85  10,585.02  10,890.00  11,164.00  11,759.97  11,885.80  13,139.76  13,819.08  14,226.75
----------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------


                         INCEPT TO
PORTFOLIO          1997   12/31/97
----------------  -----  ---------
BEA               22.34      19.62
----------------  -----  ---------
S&P 500 / LEHMAN  20.98      17.36
----------------  -----  ---------


     Average Annual Total Return *
     -----------------------------
                   One     Since
                  Year   Inception
                  -----  ---------
BEA               22.34      19.62
S&P 500 / Lehman  20.98      17.36
----------------  -----  ---------


        December 31, 1997 Fund Facts
        -----------------------------
Date of Inception                 10/20/95
Net Assets                 $     7,387,968
Net Asset Value per Share  $         12.72
Manager                    BEA Associates

* The portfolio total returns reported are net of portfolio operating expenses but do not reflect any insurance or administrative charges that apply to the separate account. Furthermore, the portfolio's performance reflects the absorption of certain fund expenses by Western National Life Insurance Company. Had these expenses not been absorbed, the total returns would have been lower. Performance data represent past performance and neither guarantee nor predict future results. The investment return and accumulation value of the portfolios will fluctuate, and the redemption value may be higher or lower than an investor's original cost. The S&P 500 / Lehman Aggregate does not include any expenses.

                                WNL Series Trust
                  Credit Suisse International Equity Portfolio
                                       vs.
                      Morgan Stanley Composite Index - EAFE
            Comparative Performance of $10,000 Investment at 10/20/95

                       DATE
PORTFOLIO               10/20/95   12/31/95    3/31/96    6/30/96    9/30/96   12/31/96    3/31/97    6/30/97    9/30/97
---------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
CREDIT SUISSE          10,000.00  10,392.82  11,090.15  11,575.36  11,743.30  12,107.37  12,533.41  14,100.20  14,096.23
---------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
MORGAN STANLEY - EAFE  10,000.00  10,595.00  10,622.00  10,847.00  10,800.00  11,061.97  10,841.84  12,202.49  12,073.14
---------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------

                                         INCEPT TO
PORTFOLIO               12/31/97   1997   12/31/97
---------------------  ---------  -----  ---------
CREDIT SUISSE          12,628.52   4.30      11.18
---------------------  ---------  -----  ---------
MORGAN STANLEY - EAFE  10,846.51  -1.95       3.76
---------------------  ---------  -----  ---------

     Average Annual Total Return *
     -----------------------------
                        One      Since
                        Year   Inception
                       ------  ---------
Credit Suisse           4.30       11.18
Morgan Stanley - EAFE  (1.95)       3.76
---------------------  ------  ---------

      December 31, 1997 Fund Facts
      ----------------------------
Date of Inception            10/20/95
Net Assets                 $4,310,217
Net Asset Value per Share  $    10.35
Manager                    Credit Suisse Asset
                           Management Ltd.
                           ---------------

* The portfolio total returns reported are net of portfolio operating expenses but do not reflect any insurance or administrative charges that apply to the separate account. Furthermore, the portfolio's performance reflects the absorption of certain fund expenses by Western National Life Insurance Company. Had these expenses not been absorbed, the total returns would have been lower. Performance data represent past performance and neither guarantee nor predict future results. The investment return and accumulation value of the portfolios will fluctuate, and the redemption value may be higher or lower than an investor's original cost. The Morgan Stanley Composite Index - EAFE does not include any expenses.

                                WNL Series Trust
                      EliteValue Asset Allocation Portfolio
                                       vs.
                   Lipper Benchmark / Flexible Portfolio Funds
             Comparative Performance of $10,000 Investment at 1/2/96

                          INCEPT TO                                                                                      INCEPT TO
PORTFOLIO         1/2/96    3/31/96    6/30/96    9/30/96   12/31/96    3/31/97    6/30/97    9/30/97   12/31/97   1997   12/31/97
-------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  -----  ---------
ELITEVALUE     10,000.00  10,706.44  10,935.58  11,595.62  12,669.85  12,758.30  14,251.32  15,344.89  15,341.26  21.08      23.86
-------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  -----  ---------
LIPPER / FLEX  10,000.00  10,285.00  10,567.00  10,794.00  11,407.00  11,386.47  12,539.92  13,382.60  13,545.87  18.75      16.39
-------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  -----  ---------


 Average Annual Total Return *
 -----------------------------
                One     Since
               Year   Inception
               -----  ---------
EliteValue     21.08      23.86
Lipper / Flex  18.75      16.39
-------------  -----  ---------

    December 31, 1997 Fund Facts
    ----------------------------
Date of Inception              1/2/96
Net Assets                 $9,470,621
Net Asset Value per Share  $    14.38
Manager                    OpCap Advisors

* The portfolio total returns reported are net of portfolio operating expenses but do not reflect any insurance or administrative charges that apply to the separate account. Furthermore, the portfolio's performance reflects the absorption of certain fund expenses by Western National Life Insurance Company. Had these expenses not been absorbed, the total returns would have been lower. Performance data represent past performance and neither guarantee nor predict future results. The investment return and accumulation value of the portfolios will fluctuate, and the redemption value may be higher or lower than an investor's original cost. The Lipper Benchmark / Flexible Portfolio Funds does not include any expenses.

                                WNL Series Trust
                     Global Advisors Growth Equity Portfolio
                                       vs.
                       Standard & Poor's 500 / Stock Index
            Comparative Performance of $10,000 Investment at 10/20/95

                        DATE
PORTFOLIO                10/20/95   12/31/95    3/31/96    6/30/96    9/30/96   12/31/96    3/31/97    6/30/97    9/30/97
----------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
GLOBAL ADV. GROWTH EQ.  10,000.00  10,356.78  10,852.72  11,414.02  11,623.71  12,569.22  12,569.60  14,704.98  16,371.35
                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
S&P 500 / STOCK INDEX   10,000.00  10,532.00  11,104.94  11,605.77  11,960.91  12,962.04  13,310.72  15,632.11  16,802.95
----------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------

                                          INCEPT TO
PORTFOLIO                12/31/97   1997   12/31/97
----------------------  ---------  -----  ---------
GLOBAL ADV. GROWTH EQ.  16,550.05  31.67      25.70
----------------------  ---------  -----  ---------
S&P 500 / STOCK INDEX   17,285.20  33.35      28.20
----------------------  ---------  -----  ---------


      Average Annual Total Return *
      -----------------------------
                         One     Since
                        Year   Inception
                        -----  ---------
Global Adv. Growth Eq.  31.67      25.70
S&P 500 / Stock Index   33.35      28.20
----------------------  -----  ---------

     December 31, 1997 Fund Facts
     -----------------------------
Date of Inception            10/20/95
Net Assets                 $7,327,106
Net Asset Value per Share  $    14.07
Manager                    State Street Global
                             Advisors
                             --------

* The portfolio total returns reported are net of portfolio operating expenses but do not reflect any insurance or administrative charges that apply to the separate account. Furthermore, the portfolio's performance reflects the absorption of certain fund expenses by Western National Life Insurance Company. Had these expenses not been absorbed, the total returns would have been lower. Performance data represent past performance and neither guarantee nor predict future results. The investment return and accumulation value of the portfolios will fluctuate, and the redemption value may be higher or lower than an investor's original cost. The Standard & Poor's 500 / Stock Index does not include any expenses.

                                WNL Series Trust
                     Global Advisors Money Market Portfolio
                                       vs.
                  91-Day Treasury Bill Index (Auction Average)
            Comparative Performance of $10,000 Investment at 10/10/95

                                WNL SERIES TRUST
                         Inception-to-Date Total Returns

                       DATE
PORTFOLIO               10/10/95   12/31/95    3/31/96    6/30/96    9/30/96   12/31/96    3/31/97    6/30/97    9/30/97
---------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
MONEY MARKET           10,000.00  10,117.26  10,240.47  10,366.75  10,503.63  10,642.27  10,782.67  10,927.33  11,077.55
                       ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
91-DAY TREASURY INDEX  10,000.00  10,135.61  10,264.16  10,393.62  10,530.37  10,663.37  10,795.60  10,930.54  11,066.08
---------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------

                                        INCEPT TO
PORTFOLIO               12/31/97  1997   12/31/97
---------------------  ---------  ----  ---------
MONEY MARKET           11,227.63  5.50       5.33
---------------------  ---------  ----  ---------
91-DAY TREASURY INDEX  11,211.04  5.14       5.26
---------------------  ---------  ----  ---------

     Average Annual Total Return *
     -----------------------------
                       One     Since
                       Year  Inception
                       ----  ---------
Money Market           5.50       5.33
91-Day Treasury Index  5.14       5.26
---------------------  ----  ---------

      December 31, 1997 Fund Facts
      ----------------------------
Date of Inception            10/10/95
Net Assets                 $5,100,264
Net Asset Value per Share  $     1.00
Manager                    State Street Global
                           Advisors

* The portfolio total returns reported are net of portfolio operating expenses but do not reflect any insurance or administrative charges that apply to the separate account. Furthermore, the portfolio's performance reflects the absorption of certain fund expenses by Western National Life Insurance Company. Had these expenses not been absorbed, the total returns would have been lower. Performance data represent past performance and neither guarantee nor predict future results. The investment return and accumulation value of the portfolios will fluctuate, and the redemption value may be higher or lower than an investor's original cost. The 91-Day Treasury Index does not include any expenses.

As with all money market funds, an investment in the Global Advisors Money Market Portfolio is neither insured nor guaranteed by the U.S. Government. Although the Portfolio strives to maintain a stable net asset value of $1.00 per share, there can be no assurance that this objective will be met.

                                WNL Series Trust
              Salomon Brothers U.S. Government Securities Portfolio
                                       vs.
                           Treasury 1 to 10 Year Index
             Comparative Performance of $10,000 Investment at 2/6/96


                                       INCEPT TO
PORTFOLIO                      2/6/96    3/31/96   6/30/96    9/30/96   12/31/96    3/31/97    6/30/97    9/30/97   12/31/97  1997
--------------------------  ---------  ---------  --------  ---------  ---------  ---------  ---------  ---------  ---------  ----
SALOMON                     10,000.00   9,813.18  9,872.93  10,073.49  10,340.05  10,362.37  10,686.91  10,989.41  11,258.78  8.89
                            ---------  ---------  --------  ---------  ---------  ---------  ---------  ---------  ---------  ----
TREASURY 1 TO 10 YR. INDEX  10,000.00   9,848.00  9,915.00  10,102.00  10,455.00  10,457.09  10,788.58  11,088.50  11,335.78  8.42
--------------------------  ---------  ---------  --------  ---------  ---------  ---------  ---------  ---------  ---------  ----

                            INCEPT TO
PORTFOLIO                    12/31/97
--------------------------  ---------
SALOMON                          6.42
--------------------------  ---------
TREASURY 1 TO 10 YR. INDEX       6.81
--------------------------  ---------

      Average Annual Total Return *
      -----------------------------
                            One     Since
                            Year  Inception
                            ----  ---------
Salomon                     8.89       6.42
Treasury 1 to 10 Yr. Index  8.42       6.81
--------------------------  ----  ---------

    December 31, 1997 Fund Facts
    -----------------------------
Date of Inception              2/6/96
Net Assets                 $3,985,898
Net Asset Value per Share  $    10.07
Manager                    Salomon Brothers
                           Asset Management
                           ----------------

* The portfolio total returns reported are net of portfolio operating expenses but do not reflect any insurance or administrative charges that apply to the separate account. Furthermore, the portfolio's performance reflects the absorption of certain fund expenses by Western National Life Insurance Company. Had these expenses not been absorbed, the total returns would have been lower. Performance data represent past performance and neither guarantee nor predict future results. The investment return and accumulation value of the portfolios will fluctuate, and the redemption value may be higher or lower than an investor's original cost. The Treasury 1 to 10 Year Index does not include any expenses.

                                WNL Series Trust
              Van Kampen American Capital Emerging Growth Portfolio
                                       vs.
                        Lipper Benchmark / Mid-Cap Funds
             Comparative Performance of $10,000 Investment at 1/2/96

                             INCEPT TO
PORTFOLIO            1/2/96    3/31/96    6/30/96    9/30/96   12/31/96    3/31/97    6/30/97    9/30/97   12/31/97   1997
----------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  -----
AMERICAN CAPITAL  10,000.00  10,791.13  11,957.31  12,377.42  11,906.29  10,989.41  12,949.78  15,114.92  14,340.93  20.45
                  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  -----
LIPPER / MID-CAP  10,000.00  10,757.00  11,221.00  11,511.00  11,628.00  10,803.57  12,518.10  14,285.66  13,602.80  16.98
----------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  -----

                  INCEPT TO
PORTFOLIO          12/31/97
----------------  ---------
AMERICAN CAPITAL      19.75
----------------  ---------
LIPPER / MID-CAP      16.63
----------------  ---------

   Average Annual Total Return *
   -----------------------------
                   One     Since
                  Year   Inception
                  -----  ---------
American Capital  20.45      19.75
Lipper / Mid-Cap  16.98      16.63
----------------  -----  ---------

     December 31, 1997 Fund Facts
     ----------------------------
Date of Inception              1/2/96
Net Assets                 $5,498,534
Net Asset Value per Share  $    13.87
Manager          Van  Kampen  American
                 Capital Asset Management, Inc.
                 ------------------------------

* The portfolio total returns reported are net of portfolio operating expenses but do not reflect any insurance or administrative charges that apply to the separate account. Furthermore, the portfolio's performance reflects the absorption of certain fund expenses by Western National Life Insurance Company. Had these expenses not been absorbed, the total returns would have been lower. Performance data represent past performance and neither guarantee nor predict future results. The investment return and accumulation value of the portfolios will fluctuate, and the redemption value may be higher or lower than an investor's original cost. The Lipper Benchmark / Mid-Cap Funds does not include any expenses.

                                WNL SERIES TRUST


                               FINANCIAL SCHEDULES

                                DECEMBER 31, 1997

     The accompanying notes are an integral part of the financial statements


                                WNL SERIES TRUST
                         BEA GROWTH AND INCOME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1997


SECURITY DESCRIPTION                       SHARES    VALUE
-----------------------------------------  -------  --------

COMMON STOCKS-47.0%
 AEROSPACE-1.3%
  Coltec Industries Incorporated (a). . .    2,500  $ 57,969
  Lockheed Martin Corporation . . . . . .      400    39,400
                                                    --------
                                                      97,369
                                                    --------

 AIR TRAVEL-1.2%
  AMR Corporation (a) . . . . . . . . . .      700    89,950
                                                    --------

 BUSINESS SERVICES-2.1%
  Automatic Data Processing Incorporated.    1,500    92,062
  GTECH Holdings Corporation (a). . . . .    2,000    63,875
                                                    --------
                                                     155,937
                                                    --------

 COMPUTERS & BUSINESS EQUIPMENT-1.8%
  DST Systems Incorporated (a). . . . . .    1,800    76,837
  Symbol Technologies Incorporated. . . .    1,500    56,625
                                                    --------
                                                     133,462
                                                    --------

 CONSTRUCTION MATERIALS-1.1%
  Sherwin-Williams Company. . . . . . . .    3,000    83,250
                                                    --------

 CONSTRUCTION & MINING EQUIPMENT-0.7%
  Caterpillar Incorporated. . . . . . . .    1,000    48,563
                                                    --------

 CONTAINERS & GLASS-2.4%
  Ivex Packaging Corporation (a). . . . .    5,000   120,000
  Owens Illinois Incorporated (a) . . . .    1,500    56,906
                                                    --------
                                                     176,906
                                                    --------

 DRUGS & HEALTH CARE-4.3%
  Barr Laboratories Incorporated (a). . .    2,000    68,250
  i-STAT Corporation (a). . . . . . . . .    2,500    39,531
  IVAX Corporation (a). . . . . . . . . .    6,000    40,500
  Smithkline Beecham PLC ADR. . . . . . .    1,600    82,300
  Warner-Lambert Company. . . . . . . . .      700    86,800
                                                    --------
                                                     317,381
                                                    --------

 ELECTRICAL EQUIPMENT-1.1%
  Emerson Electric Company. . . . . . . .    1,400    79,012
                                                    --------

 FINANCE & BANKING-1.2%
  Charles Schwab Corporation. . . . . . .    2,100    88,069
  North Fork Bancorporation Incorporated.      100     3,356
                                                    --------
                                                      91,425
                                                    --------

 FINANCIAL SERVICES-1.3%
  Crescent Operating Incorporated (a) . .    2,500    61,250
  Merrill Lynch & Company Incorporated. .      500    36,469
                                                    --------
                                                      97,719
                                                    --------

 FOOD & BEVERAGES-2.6%
  Hershey Foods Corporation . . . . . . .    1,000    61,938
  Sysco Corporation . . . . . . . . . . .    2,000    91,125
  Wrigley (WM) Jr. Company. . . . . . . .      500    39,781
                                                    --------

                                                     192,844
                                                    --------

     The accompanying notes are an integral part of the financial statements

                                WNL SERIES TRUST
                         BEA GROWTH AND INCOME PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1997


SECURITY DESCRIPTION                              SHARES    VALUE
------------------------------------------------

COMMON STOCKS-(CONTINUED)
 GAS EXPLORATION-0.9%
  Burlington Resources Incorporated. . . . . . .    1,500  $67,219
                                                           -------

 HOUSEHOLD APPLIANCES & HOME FURNISHINGS-0.9%
  Newell Company . . . . . . . . . . . . . . . .    1,500   63,750
                                                           -------

 HOUSEHOLD PRODUCTS-0.9%
  Clorox Company . . . . . . . . . . . . . . . .      800   63,250
                                                           -------

 INDUSTRIAL MACHINERY-3.6%
  Dover Corporation. . . . . . . . . . . . . . .    2,400   86,700
  General Electric Company . . . . . . . . . . .    1,200   88,050
  Tyco International Limited . . . . . . . . . .    2,000   90,125
                                                           -------
                                                           264,875
                                                           -------

 INSURANCE-5.5%
  ACE Limited. . . . . . . . . . . . . . . . . .      800   77,200
  American International Group Incorporated. . .      800   87,000
  EXEL Limited . . . . . . . . . . . . . . . . .    1,200   76,050
  Mutual Risk Management Limited . . . . . . . .    2,500   74,844
  Vesta Insurance Group Incorporated . . . . . .    1,500   89,062
                                                           -------
                                                           404,156
                                                           -------

 INTERNATIONAL OIL-1.9%
  Exxon Corporation. . . . . . . . . . . . . . .    1,200   73,425
  Mobil Corporation. . . . . . . . . . . . . . .      900   64,969
                                                           -------
                                                           138,394
                                                           -------

 MANUFACTURING-0.6%
  Illinois Tool Works Incorporated . . . . . . .      800   48,100
                                                           -------

 MULTIMEDIA-1.3%
  Time Warner Incorporated . . . . . . . . . . .    1,500   93,000
                                                           -------

 NEWSPAPERS-0.8%
  Gannett Company Incorporated . . . . . . . . .    1,000   61,813
                                                           -------

 PAPER-0.7%
  Schweitzer-Mauduit International Incorporated.    1,400   52,150
                                                           -------

 PLASTICS-1.0%
  Sealed Air Corporation (a) . . . . . . . . . .    1,200   74,100
                                                           -------

 PUBLISHING-1.6%
  Hollinger International Incorporated . . . . .    4,000   56,000
  Tribune Company. . . . . . . . . . . . . . . .    1,000   62,250
                                                           -------
                                                           118,250
                                                           -------

 REAL ESTATE-2.0%
  Equity Office Property Trust . . . . . . . . .    2,500   78,906
  TriNet Corporate Realty Trust Incorporated . .    1,700   65,769
                                                           -------
                                                           144,675
                                                           -------

 SOFTWARE-1.2%
  Microsoft Corporation (a). . . . . . . . . . .      700   90,475
                                                           -------

     The accompanying notes are an integral part of the financial statements

                                WNL SERIES TRUST
                         BEA GROWTH AND INCOME PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1997


SECURITY DESCRIPTION                            SHARES     VALUE
--------------------------------------------  ---------  ---------

COMMON STOCKS-(CONTINUED)
 TELECOMMUNICATIONS-1.1%
  AirTouch Communications Incorporated (a) .      2,000    $83,125
                                                         ---------

 TRANSPORTATION-0.9%
  Canadian Pacific Limited . . . . . . . . .      1,000     27,250
  Norfolk Southern Corporation . . . . . . .      1,300     40,056
                                                         ---------
                                                            67,306
                                                         ---------

 TRUCKING & FREIGHT FORWARDING-1.0%
  Federal Express Corporation (a). . . . . .      1,200     73,275
                                                         ---------

TOTAL COMMON STOCKS-(Cost $2,771,271). . . .             3,471,731
                                                         ---------

                                              PRINCIPAL
                                               AMOUNT
                                              ---------
MUNICIPALS-0.8%
  Municipal Electric Authority Georgia
  5.00%, 01/01/2026                             $30,000     29,293
  New Jersey Economic Development Authority
  0.00%, 02/15/2008 #                            10,000      5,296
  7.425%, 02/15/2029                             20,000     21,911
                                                         ---------

TOTAL MUNICIPALS-(Cost $53,544). . . . . . .                56,500
                                                         ---------

CORPORATE BONDS-5.9%
 BROADCASTING-0.6%
  Belo (A.H.) Corporation
  6.875%, 06/01/2002 . . . . . . . . . . . .     20,000     20,379
  Cablevision Systems Corporation
  7.875%, 12/15/2007 . . . . . . . . . . . .     10,000     10,200
  Turner Broadcasting Systems Incorporated
  7.40%, 02/01/2004. . . . . . . . . . . . .     10,000     10,414
                                                         ---------
                                                            40,993
                                                         ---------

 COMPUTERS & BUSINESS EQUIPMENT-0.3%
  Seagate Technology Incorporated
  7.45%, 03/01/2037. . . . . . . . . . . . .     20,000     20,540
                                                         ---------

 DRUGS & HEALTH CARE-0.9%
  Merck & Company Incorporated
  5.76%, 05/03/2037. . . . . . . . . . . . .     55,000     56,601
  Tenet Healthcare Corporation
  8.625%, 12/01/2003 . . . . . . . . . . . .     10,000     10,425
                                                         ---------
                                                            67,026
                                                         ---------

 ELECTRIC UTILITIES-1.0%
  Beaver Valley II Funding Corporation
  9.00%, 06/01/2017. . . . . . . . . . . . .     30,000     33,353
  Long Island Lighting Company
  9.00%, 11/01/2022. . . . . . . . . . . . .     20,000     22,331

     The accompanying notes are an integral part of the financial statements

                                WNL SERIES TRUST
                         BEA GROWTH AND INCOME PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1997


                                          PRINCIPAL
SECURITY DESCRIPTION                        AMOUNT     VALUE
----------------------------------------  ----------  -------
CORPORATE BONDS-(CONTINUED)
 ELECTRIC UTILITIES-(CONTINUED)
  Niagara Mohawk Power Corporation
  8.75%, 04/01/2022. . . . . . . . . . .  $   10,000  $10,737
  North Atlantic Energy Corporation
  9.05%, 06/01/2002. . . . . . . . . . .      10,000   10,276
                                                      -------
                                                       76,697
                                                      -------

 FINANCE & BANKING-1.9%
  A T & T Capital Corporation
  6.275%, 06/09/1998 . . . . . . . . . .      25,000   25,038
  6.47%, 12/03/2099. . . . . . . . . . .      15,000   15,059
  Bellsouth Capital Funding Corporation
  6.04%, 11/15/2026. . . . . . . . . . .      60,000   61,354
  General Motors Acceptance Corporation
  6.625%, 04/24/2000 . . . . . . . . . .      30,000   30,285
  UCC Investors Holding Incorporated
  0.00%, 05/01/2005 #. . . . . . . . . .       5,000    4,862
                                                      -------
                                                      136,598
                                                      -------

 LEISURE TIME-0.8%
  Time Warner Incorporated
  6.85%, 01/15/2026. . . . . . . . . . .      50,000   51,171
  7.57%, 02/01/2024. . . . . . . . . . .      10,000   10,462
                                                      -------
                                                       61,633
                                                      -------

 PETROLEUM SERVICES-0.1%
  Cliffs Drilling Company
  10.25%, 05/15/2003 . . . . . . . . . .      10,000   10,800
                                                      -------

 TELECOMMUNICATIONS-0.1%
  ICG Holdings Incorporated
  0.00%, 05/01/2006 #. . . . . . . . . .      10,000    7,550
                                                      -------

 TRANSPORTATION-0.2%
  Norfolk Southern Corporation
  7.05%, 05/01/2037. . . . . . . . . . .      15,000   15,854
                                                      -------

TOTAL CORPORATE BONDS-(Cost $425,391). .              437,691
                                                      -------

 FOREIGN CORPORATE BONDS-1.7%
  BROADCASTING-0.3%
  Bell Cablemedia PLC
  0.00%, 09/15/2005 #. . . . . . . . . .      10,000    8,861
  Rogers Cantel Incorporated
  9.375%, 06/01/2008 . . . . . . . . . .      10,000   10,550
                                                      -------
                                                       19,411
                                                      -------

 FINANCE & BANKING-0.4%
  Midland Bank
  6.1875%, 12/31/1999. . . . . . . . . .      20,000   17,119
  National Bank of Australia
  6.40%, 12/10/2007. . . . . . . . . . .      10,000   10,004
                                                      -------
                                                       27,123
                                                      -------

     The accompanying notes are an integral part of the financial statements

                                WNL SERIES TRUST
                         BEA GROWTH AND INCOME PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1997


                                                 PRINCIPAL
SECURITY DESCRIPTION                               AMOUNT     VALUE
-----------------------------------------------  ----------  -------

FOREIGN CORPORATE BONDS-(CONTINUED)
 FINANCIAL SERVICES-0.4%
  Auxiliaire Credit Foncier
  5.75%, 10/22/2002 . . . . . . . . . . . . . .  $   10,000  $ 9,990
  Credit Foncier De France
  8.00%, 01/14/2002 . . . . . . . . . . . . . .      10,000   10,470
  Indah Kiat International Finance Company BV
  11.875%, 06/15/2002 . . . . . . . . . . . . .      10,000    9,550
                                                             -------
                                                              30,010
                                                             -------

 INDUSTRIALS-0.4%
  Osuuspankkien Kesk
  6.4063%, 09/29/2049 . . . . . . . . . . . . .      10,000    9,825
  Repap New Brunswick Incorporated
  10.625%, 04/15/2005 . . . . . . . . . . . . .      20,000   19,000
                                                             -------
                                                              28,825
                                                             -------

 TELECOMMUNICATIONS-0.2%
  Videotron Holdings PLC
  0.00%, 08/15/2005 # . . . . . . . . . . . . .      20,000   17,690
                                                             -------

TOTAL FOREIGN CORPORATE BONDS-(Cost $123,891) .              123,059
                                                             -------

 FOREIGN GOVERNMENT BONDS-1.3%
  Federal Republic of Brazil
  8.00%, 04/15/2014 . . . . . . . . . . . . . .      17,239   13,532
  Government of Poland
  4.00%, 10/27/2014 . . . . . . . . . . . . . .      50,000   43,187
  4.00%, 10/27/2014 . . . . . . . . . . . . . .      10,000    8,638
  Republic of Argentina
  9.50%, 11/30/2002 . . . . . . . . . . . . . .      30,000   29,786
                                                             -------

TOTAL FOREIGN GOVERNMENT BONDS-(Cost $95,528) .               95,143
                                                             -------

 ASSET-BACKED SECURITIES-4.5%
  FINANCE & BANKING-1.8%
  Green Tree Financial Corporation
  Series 1997-3, Class A3, 6.73%, 07/15/2028. .      35,000   35,361
  Mellon Bank Credit Card Master
  Series 1995-A, Class A, 6.1705%, 04/15/2003 .      35,000   35,044
  Metris Master Trust
  Series 1997-1, Class A, 6.87%, 10/20/2005 . .      15,000   15,431
  Sears Credit Account Master Trust II
  Series 1996-1, Class A, 6.20%, 02/16/2006 . .      25,000   25,047
  Series 1997-1, Class A, 6.20%, 07/16/2007 . .      25,000   24,984
                                                             -------
                                                             135,867
                                                             -------

 FINANCIAL SERVICES-2.4%
  Advanta Credit Card Master Trust
  Series 1995-F, Class A2, 6.1705%, 08/01/2003.      40,000   39,987
  American Express Credit Account Master Trust
  Series 1997-1, Class A, 6.40%, 04/15/2005 . .      10,000   10,135

     The accompanying notes are an integral part of the financial statements

                                    WNL SERIES TRUST
                            BEA GROWTH AND INCOME PORTFOLIO
                          SCHEDULE OF INVESTMENTS (CONTINUED)
                                   DECEMBER 31, 1997


                                                     PRINCIPAL
SECURITY DESCRIPTION                                   AMOUNT     VALUE
---------------------------------------------------  ----------  -------

ASSET-BACKED SECURITIES-(CONTINUED)
 FINANCIAL SERVICES-(CONTINUED)
  Chase Manhattan Credit Card Master
  Series 1996-3, Class A, 7.04%, 02/15/2005 . . . .  $   25,000  $ 25,719
  First USA Credit Card Master Trust
  Series 1997-6, Class A, 6.42%, 03/17/2005 . . . .      20,000    20,275
  Merrill Lynch Mortgage Investments Incorporated
  Series 1997-C1, Class A3, 7.12%, 06/18/2029 . . .      10,000    10,406
  Nationscredit Grantor Trust
  Series 1996-1, Class A, 5.85%, 09/15/2011 . . . .      14,826    14,760
  Standard Credit Card Master Trust I
  Series 1994-2, Class A, 7.25%, 04/07/2008 . . . .      15,000    15,867
  Series 1994-4, Class A, 8.25%, 11/07/2003 . . . .      15,000    16,069
  Structured Asset Securities Corporation
  Series 1996-CFL, Class A1C, 5.944%, 02/25/2028. .       8,364     8,292
  Toyota Auto Lease Trust
  Series 1997-A, Class A-2, 6.35%, 04/26/2004 . . .      15,000    15,028
                                                                 --------
                                                                  176,538
                                                                 --------
 INDUSTRIALS-0.3%
  California Infrastructure SDG&E
  Series 1997-1, Class A-7, 6.37%, 12/26/2009 . . .      10,000    10,012
  Series 1997-1, Class A6, 6.31%, 09/25/2008. . . .      10,000    10,025
                                                                 --------
                                                                   20,037
                                                                 --------

TOTAL ASSET-BACKED SECURITIES-(Cost $331,953).  . .               332,442
                                                                 --------

                                                         SHARES
                                                        --------
 PREFERRED STOCK-0.2%
 FINANCE & BANKING-0.2%
  (Cost $18,095)
  California Federal Preferred Capital Corporation.         700    18,375
                                                                 --------

                                                      PRINCIPAL
                                                       AMOUNT
                                                      ---------
U.S. GOVERNMENT AND AGENCY SECURITIES-26.0%
 FEDERAL AGENCIES-9.1%
  Federal Home Loan Mortgage Corporation
  6.00%, 08/15/2007 . . . . . . . . . . . . . . . .  $   25,000    24,838
  6.50%, 01/01/2013 TBA . . . . . . . . . . . . . .     165,000   165,257
  7.00%, 03/01/2011 . . . . . . . . . . . . . . . .      19,925    20,294
  7.00%, 12/01/2011 . . . . . . . . . . . . . . . .      34,191    34,825
  7.00%, 05/01/2012 . . . . . . . . . . . . . . . .      23,891    24,299
  8.50%, 05/01/2017 . . . . . . . . . . . . . . . .      28,297    29,890
  8.50%, 07/01/2021 . . . . . . . . . . . . . . . .      21,025    22,208
  Federal National Mortgage Association
  6.00%, 12/01/2004 TBA . . . . . . . . . . . . . .      55,000    54,123
  6.50%, 01/01/2028 TBA . . . . . . . . . . . . . .     200,000   197,500
  7.00%, 12/01/2009 . . . . . . . . . . . . . . . .      16,828    17,139
  7.00%, 03/01/2011 . . . . . . . . . . . . . . . .      36,047    36,673

     The accompanying notes are an integral part of the financial statements

                                   WNL SERIES TRUST
                            BEA GROWTH AND INCOME PORTFOLIO
                          SCHEDULE OF INVESTMENTS (CONTINUED)
                                   DECEMBER 31, 1997


                                                                  PRINCIPAL
SECURITY DESCRIPTION                                               AMOUNT       VALUE
---------------------------------------------------------------  -----------  ----------

U.S. GOVERNMENT AND AGENCY SECURITIES-(CONTINUED)
 FEDERAL AGENCIES-(CONTINUED)
  Government National Mortgage Association
  9.00%, 10/15/2017 . . . . . . . . . . . . . . . . . . . . . .  $   12,836   $   13,966
  Tennessee Valley Authority
  5.88%, 04/01/2036 . . . . . . . . . . . . . . . . . . . . . .      30,000       31,044
                                                                              ----------
                                                                                 672,056
                                                                              ----------
 U.S. GOVERNMENT-16.9%
  United States Treasury Bonds
  7.125%, 02/15/2023. . . . . . . . . . . . . . . . . . . . . .      25,000       28,539
  7.625%, 02/15/2025. . . . . . . . . . . . . . . . . . . . . .     290,000      351,941
  United States Treasury Notes
  5.625%, 10/31/1999. . . . . . . . . . . . . . . . . . . . . .      30,000       29,972
  6.25%, 06/30/2002 . . . . . . . . . . . . . . . . . . . . . .     175,000      178,472
  7.50%, 02/15/2005 . . . . . . . . . . . . . . . . . . . . . .      20,000       21,981
  7.75%, 11/30/1999 . . . . . . . . . . . . . . . . . . . . . .     345,000      357,775
  7.875%, 11/15/2004. . . . . . . . . . . . . . . . . . . . . .     250,000      279,493
                                                                              ----------
                                                                               1,248,173
                                                                              ----------

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES-(Cost $1,888,850)                  1,920,229
                                                                              ----------

REPURCHASE AGREEMENT-17.9%
(Cost $1,325,000)
  State Street Bank and Trust Company, 4.00% dated
  12/31/97, to be repurchased at $1,325,294 on 01/02/98,
  collateralized by $1,350,000 par value U.S. Treasury Note,
  5.625% due 11/30/1999, with a value of $1,353,375 . . . . . .   1,325,000    1,325,000
                                                                              ----------


TOTAL INVESTMENTS-(COST  $7,033,523*)-105.3%. . . . . . . . . .                7,780,170
                                                                              ----------
OTHER ASSETS LESS LIABILITIES-(5.3)%. . . . . . . . . . . . . .                 (392,202)
                                                                              ----------
NET ASSETS-100.0% . . . . . . . . . . . . . . . . . . . . . . .               $7,387,968
                                                                              ==========

(a)-Non-income  producing  security
ADR-American  Depositary  Receipt
TBA-To  Be  Announced
#-Adjustable  rate  bond,  indicates  rate  currently  in  effect.

-  Securities pledged as collateral for the Federal Home Loan Mortgage Corporation and
Federal  National  Mortgage  Association  TBA  Purchase  Commitments.

*-Aggregate  cost  for  Federal  tax  purposes         is $7,035,945.  Aggregate gross
unrealized  appreciation  for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $806,237 and $62,012, respectively, resulting in  net  unrealized  appreciation  of  $744,225.

     The accompanying notes are an integral part of the financial statements

                                WNL SERIES TRUST
                  CREDIT SUISSE INTERNATIONAL EQUITY PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1997


SECURITY DESCRIPTION                           SHARES    VALUE
---------------------------------------------  -------  --------
COMMON STOCKS-86.8%
 AUSTRALIA-1.6%
  Brambles Industries Limited . . . . . . . .    1,000  $ 19,846
  Foster's Brewing Group Limited. . . . . . .   10,500    19,982
  Southcorp Holdings Limited. . . . . . . . .    5,120    16,952
  Telstra Corporation Limited  (a). . . . . .    6,000    12,670
                                                        --------
                                                          69,450
                                                        --------

 BRAZIL-2.7%
  Telecomunicacoes Brasileiras S/A-Telebras .    1,000   116,437
                                                        --------

 CANADA-0.4%
  Rogers Communications Incorporated  (a) . .    4,000    18,894
                                                        --------

 CHILE-2.0%
  Five Arrows Chile Investment Trust Limited.   20,000    50,000
  Genesis Chile Fund. . . . . . . . . . . . .    1,000    37,500
                                                        --------
                                                          87,500
                                                        --------

 CROATIA-0.8%
  Pliva D.D. GDR. . . . . . . . . . . . . . .    2,000    35,300
                                                        --------

 CZECH REPUBLIC-3.3%
  Ateso AS. . . . . . . . . . . . . . . . . .    2,000    23,651
  Deza Valasske Mezirici AS . . . . . . . . .    1,000    69,392
  Galena AS . . . . . . . . . . . . . . . . .      600    32,615
  Prerovske Strojirny AS. . . . . . . . . . .    2,500     7,489
  Zdar nad Sazavou AS . . . . . . . . . . . .      483     7,122
                                                        --------
                                                         140,269
                                                        --------

 FRANCE-8.0%
  Alcatel Alsthom SA. . . . . . . . . . . . .      250    31,777
  AXA SA. . . . . . . . . . . . . . . . . . .      513    39,695
  Carrefour SA. . . . . . . . . . . . . . . .       33    17,217
  Cie de Saint Gobain . . . . . . . . . . . .      200    28,412
  Cie Generale de Eaux. . . . . . . . . . . .      175    24,425
  Cofinec GDR  (a). . . . . . . . . . . . . .    3,000    47,250
  Rhone-Poulenc (India) Limited . . . . . . .      750    33,597
  Sanofi SA . . . . . . . . . . . . . . . . .      275    30,614
  Societe BIC SA. . . . . . . . . . . . . . .      346    25,255
  Total SA. . . . . . . . . . . . . . . . . .      319    34,717
  Valeo SA. . . . . . . . . . . . . . . . . .      465    31,538
                                                        --------
                                                         344,497
                                                        --------

 GERMANY-4.2%
  Bayerische Motoren Werke AG . . . . . . . .       42    31,402
  Dresdner Bank AG. . . . . . . . . . . . . .      685    31,604
  Hoechst AG. . . . . . . . . . . . . . . . .      810    28,367
  Mannesmann AG . . . . . . . . . . . . . . .       73    36,886
  Siemens AG. . . . . . . . . . . . . . . . .      515    30,489
  Volkswagen AG . . . . . . . . . . . . . . .       38    21,377
                                                        --------
                                                         180,125
                                                        --------

     The accompanying notes are an integral part of the financial statements

                                WNL SERIES TRUST
                  CREDIT SUISSE INTERNATIONAL EQUITY PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1997


SECURITY DESCRIPTION                                              SHARES    VALUE
----------------------------------------------------------------  -------  -------

COMMON STOCKS-(CONTINUED)
 HONG KONG-3.3%
  Beijing Datang Power Generation Company Limited. . . . . . . .   43,000  $19,699
  China Light & Power Company Limited. . . . . . . . . . . . . .    4,000   22,197
  China Telecom (Hong Kong) Limited  (a) . . . . . . . . . . . .    8,000   13,731
  Citic Pacific Limited. . . . . . . . . . . . . . . . . . . . .    4,000   15,899
  Hang Seng Bank Limited . . . . . . . . . . . . . . . . . . . .    1,300   12,540
  Hong Kong Telecommunications Limited . . . . . . . . . . . . .   10,000   20,583
  Hutchison Whampoa Limited. . . . . . . . . . . . . . . . . . .    3,000   18,815
  New World Development Company Limited. . . . . . . . . . . . .    5,000   17,293
                                                                          --------
                                                                           140,757
                                                                          --------

 HUNGARY-2.5%
  Intermediate Europa Bank Right . . . . . . . . . . . . . . . .      200   18,409
  MOL Magyar Olaj-es Gazipari GDR. . . . . . . . . . . . . . . .      600   14,640
  North American Business Intelligence Systems Incorporated  (a)    1,600   39,169
  Primagaz Hungaria Company Limited. . . . . . . . . . . . . . .    1,000   33,734
                                                                          --------
                                                                           105,952
                                                                          --------

 INDIA-2.1%
  India Fund . . . . . . . . . . . . . . . . . . . . . . . . . .   12,000   88,500
                                                                          --------

 INDONESIA-0.3%
  Gulf Indonesia Resources Limited  (a). . . . . . . . . . . . .      430    9,460
  PT Gudang Garam. . . . . . . . . . . . . . . . . . . . . . . .    3,500    5,330
                                                                          --------
                                                                            14,790
                                                                          --------

 ISRAEL-0.8%
  Koor Industries Limited ADR. . . . . . . . . . . . . . . . . .    1,500   32,906
                                                                          --------

 ITALY-3.0%
  Banco Ambrosiano Veneto SPA  (a) . . . . . . . . . . . . . . .    5,530   22,499
  Banco Ambrosiano Veneto SPA RTS  (a) . . . . . . . . . . . . .    2,400    1,498
  Ente Nazionale Idrocarburi SPA . . . . . . . . . . . . . . . .    5,820   32,999
  Telecom Italia Mobile (TIM) SPA. . . . . . . . . . . . . . . .    9,100   42,002
  Telecom Italia SPA . . . . . . . . . . . . . . . . . . . . . .    5,050   32,258
                                                                          --------
                                                                           131,256
                                                                          --------

 JAPAN-16.4%
  Advantest. . . . . . . . . . . . . . . . . . . . . . . . . . .    1,000   56,675
  Amada Company. . . . . . . . . . . . . . . . . . . . . . . . .    3,000   11,143
  Bank of Tokyo Mitsubishi Limited . . . . . . . . . . . . . . .    1,000   13,786
  Banyu Pharmaceutical Company . . . . . . . . . . . . . . . . .    2,000   22,057
  Daiwa Securities . . . . . . . . . . . . . . . . . . . . . . .    8,000   27,571
  East Japan Railway . . . . . . . . . . . . . . . . . . . . . .        6   27,066
  Eisai Company. . . . . . . . . . . . . . . . . . . . . . . . .    1,500   22,861
  Fanuc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,000   37,834
  Fujitsu Limited. . . . . . . . . . . . . . . . . . . . . . . .    3,000   32,167
  Honda Motor Company. . . . . . . . . . . . . . . . . . . . . .    1,000   36,685
  Japan Airport Terminal . . . . . . . . . . . . . . . . . . . .    2,000   12,560
  Japan Tobacco Incorporated . . . . . . . . . . . . . . . . . .        5   35,460
  Maeda Road Construction. . . . . . . . . . . . . . . . . . . .    2,000    7,965

     The accompanying notes are an integral part of the financial statements

                                WNL SERIES TRUST
                  CREDIT SUISSE INTERNATIONAL EQUITY PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1997


SECURITY DESCRIPTION                              SHARES    VALUE
------------------------------------------------  -------  --------

COMMON STOCKS-(CONTINUED)
 JAPAN-(CONTINUED)
  Mitsubishi Heavy Industries. . . . . . . . . .    5,000  $ 20,832
  NEC Corporation. . . . . . . . . . . . . . . .    4,000    42,583
  Nippon Telegraph & Telephone . . . . . . . . .        9    77,200
  Nitto Denko Corporation. . . . . . . . . . . .    2,000    34,464
  Nomura Securities Limited. . . . . . . . . . .    2,000    26,652
  Santen Pharmaceutical Company. . . . . . . . .    1,210    13,901
  Sanwa Bank Limited . . . . . . . . . . . . . .    2,000    20,219
  Sony Corporation . . . . . . . . . . . . . . .    1,000    88,841
  Sumitomo Osaka Cement Company Limited. . . . .    7,000     8,792
  Terumo Corporation . . . . . . . . . . . . . .    2,000    29,410
                                                           --------
                                                            706,724
                                                           --------

 MALAYSIA-0.7%
  Kuala Lumpur Kepong. . . . . . . . . . . . . .    6,000    12,881
  Magnum Corporation Bhd.. . . . . . . . . . . .    9,000     5,415
  YTL Corporation Bhd. . . . . . . . . . . . . .    8,000    10,798
                                                           --------
                                                             29,094
                                                           --------

 NETHERLANDS-3.7%
  ABN Amro Holding NV. . . . . . . . . . . . . .    1,360    26,494
  ING Groep NV . . . . . . . . . . . . . . . . .      708    29,819
  Royal Dutch Petroleum Company. . . . . . . . .      610    33,484
  Unilever NV. . . . . . . . . . . . . . . . . .      580    35,756
  Vendex International . . . . . . . . . . . . .      590    32,560
                                                           --------
                                                            158,113
                                                           --------

  PERU-1.6%
  Telefonica del Peru ADR. . . . . . . . . . . .    3,000    69,937
                                                           --------

  PHILIPPINES-0.2%
  SM Prime Holdings. . . . . . . . . . . . . . .   55,000     8,148
                                                           --------

 PORTUGAL-0.8%
  EDP-Electricidade de Portugal SA  (a). . . . .    1,765    33,420
                                                           --------

 RUSSIA-3.5%
  AO Tatneft ADR . . . . . . . . . . . . . . . .      800   114,400
  Surgutneftegaz . . . . . . . . . . . . . . . .    3,825    38,250
                                                           --------
                                                            152,650
                                                           --------

 SINGAPORE-1.2%
  Singapore Press Holdings Limited . . . . . . .    2,000    25,037
  Singapore Technologies Engineering Limited (a)   36,045    27,159
                                                           --------
                                                             52,196
                                                           --------

  SLOVAKIA-1.1%
  Slovenske Lodenice AS. . . . . . . . . . . . .      700     7,059
  Vychodoslovenske Zeleziarne AS . . . . . . . .    2,000    38,845
                                                           --------
                                                             45,904
                                                           --------

     The accompanying notes are an integral part of the financial statements

                                  WNL SERIES TRUST
                    CREDIT SUISSE INTERNATIONAL EQUITY PORTFOLIO
                        SCHEDULE OF INVESTMENTS (CONTINUED)
                                 DECEMBER 31, 1997


SECURITY DESCRIPTION                                    SHARES        VALUE
-------------------------------------------------  --------------  ----------

COMMON STOCKS-(CONTINUED)
 SPAIN-2.2%
  Banco Bilbao Vizcaya SA . . . . . . . . . . . .           1,050  $   33,978
  Iberdrola SA. . . . . . . . . . . . . . . . . .           2,280      30,006
  Telefonica de Espana. . . . . . . . . . . . . .           1,065      30,408
                                                                   ----------
                                                                       94,392
                                                                   ----------

 SWEDEN-1.3%
  Atlas Copco AB. . . . . . . . . . . . . . . . .           1,000      29,786
  Electrolux AB . . . . . . . . . . . . . . . . .             400      27,759
                                                                   ----------
                                                                       57,545
                                                                   ----------

 SWITZERLAND-3.8%
  Ciba Specialty Chemicals  (a) . . . . . . . . .             310      36,915
  Nestle SA . . . . . . . . . . . . . . . . . . .              28      41,946
  Novartis AG . . . . . . . . . . . . . . . . . .              27      43,793
  Schweizerische Rueckversicherungs-Gesellschaft.              22      41,133
                                                                   ----------
                                                                      163,787
                                                                   ----------

 THAILAND-0.2%
  Electricity Generating Public Company Limited .           5,000       9,346
                                                                   ----------

 UNITED KINGDOM-14.9%
  Asda Group PLC. . . . . . . . . . . . . . . . .          18,350      53,983
  Boots Company PLC . . . . . . . . . . . . . . .           3,150      45,349
  Compass Group PLC . . . . . . . . . . . . . . .           2,500      30,756
  Electrocomponents PLC . . . . . . . . . . . . .           4,000      29,762
  EMI Group PLC . . . . . . . . . . . . . . . . .           2,394      19,975
  Fleming Russia Securities Fund Limited  (a) . .           5,000     109,400
  General Accident PLC. . . . . . . . . . . . . .           2,400      43,165
  GKN PLC . . . . . . . . . . . . . . . . . . . .           2,300      47,109
  Lloyds TSB Group PLC. . . . . . . . . . . . . .           3,450      44,883
  Pearson PLC . . . . . . . . . . . . . . . . . .           5,420      70,418
  Provident Financial PLC . . . . . . . . . . . .           2,850      37,449
  Shell Transport & Trading Company . . . . . . .           5,700      39,977
  TI Group PLC. . . . . . . . . . . . . . . . . .           4,040      31,055
  Wolseley PLC. . . . . . . . . . . . . . . . . .           5,020      39,900
                                                                   ----------
                                                                      643,181
                                                                   ----------

 UNITED STATES-0.2%
  Electric Fuel Corporation  (a). . . . . . . . .           2,500       9,063
                                                                   ----------

TOTAL COMMON STOCKS-(Cost $3,742,161) . . . . . .                   3,740,133
                                                                   ----------


                                                         PRINCIPAL
                                                          AMOUNT
                                                         ---------
CORPORATE BONDS-0.4%
(Cost $20,000)
 CHINA-0.4%
  Qingling Motors Company
  3.50% 01/22/2002. . . . . . . . . . . . . . . .        $ 20,000      17,950
                                                                   ----------

     The accompanying notes are an integral part of the financial statements

                                WNL SERIES TRUST
                  CREDIT SUISSE INTERNATIONAL EQUITY PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1997


SECURITY DESCRIPTION                                           SHARES      VALUE
-----------------------------------------------------------  ----------  ----------

WARRANTS-1.4%
 FRANCE-0.0%
  Cie Generale de Eaux  (a) . . . . . . . . . . . . . . . .         175  $      119
                                                                         ----------

 JAPAN-1.4%
  Fleming Japan Investor  (a) . . . . . . . . . . . . . . .      60,000      12,565
  Schroder Japan Growth Fund  (a) . . . . . . . . . . . . .     175,000      45,990
                                                                         ----------
                                                                             58,555
                                                                         ----------

TOTAL WARRANTS-(Cost $180,131). . . . . . . . . . . . . . .                  58,674
                                                                         ----------

PREFERRED STOCKS-1.5%
 GERMANY-0.8%
  Henkel KGaA . . . . . . . . . . . . . . . . . . . . . . .         535      33,755
                                                                         ----------

 UNITED KINGDOM -0.7%
  ING Baring Financial Products  (a). . . . . . . . . . . .         504      32,504
                                                                         ----------

TOTAL PREFERRED STOCKS-(Cost $80,940) . . . . . . . . . . .                  66,259
                                                                         ----------

                                                              PRINCIPAL
                                                                AMOUNT
                                                              ----------
REPURCHASE AGREEMENT-8.9%
(Cost $385,000)
  State Street Bank and Trust Company, 2.00% dated
  12/31/97, to be repurchased at $385,043 on 01/02/98,
  collateralized by $395,000 par value U.S. Treasury Bond,
  5.625% due 11/30/1999, with a value of $395,988 . . . . .  $  385,000     385,000
                                                                         ----------


TOTAL INVESTMENTS-(COST  $4,408,232*)  99.0%. . . . . . . .               4,268,016
                                                                         ----------
  OTHER ASSETS LESS LIABILITIES-1.0%. . . . . . . . . . . .                  42,201
                                                                         ----------
  NET ASSETS-100.0% . . . . . . . . . . . . . . . . . . . .              $4,310,217
                                                                         ----------

(a)-Non-income  producing  security
GDR-Global  Depositary  Receipt
ADR-American  Depositary  Receipt
RTS-  Rights

*-Aggregate cost for Federal tax purposes is $4,413,694. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $548,744 and $694,422, respectively, resulting in net unrealized depreciation of $145,678.

     The accompanying notes are an integral part of the financial statements

                                WNL SERIES TRUST
                  CREDIT SUISSE INTERNATIONAL EQUITY PORTFOLIO
                      ANALYSIS OF INDUSTRY CLASSIFICATIONS
                                DECEMBER 31, 1997

                                                  PERCENT OF
INDUSTRY                                          NET ASSETS
------------------------------------------------  -----------

  Auto Parts . . . . . . . . . . . . . . . . . .         1.6%
  Automobiles. . . . . . . . . . . . . . . . . .         2.5
  Banks. . . . . . . . . . . . . . . . . . . . .         5.2
  Broadcasting . . . . . . . . . . . . . . . . .         0.4
  Business Services. . . . . . . . . . . . . . .         1.9
  Chemicals. . . . . . . . . . . . . . . . . . .         3.9
  Computers & Business Equipment . . . . . . . .         0.8
  Conglomerates. . . . . . . . . . . . . . . . .         2.5
  Construction Materials . . . . . . . . . . . .         1.3
  Construction & Mining Equipment. . . . . . . .         0.9
  Containers & Glass . . . . . . . . . . . . . .         0.7
  Drugs & Health Care. . . . . . . . . . . . . .         6.1
  Electric Utilities . . . . . . . . . . . . . .         2.9
  Electrical Equipment . . . . . . . . . . . . .         1.0
  Electronics. . . . . . . . . . . . . . . . . .         4.3
  Financial Services . . . . . . . . . . . . . .         5.5
  Food & Beverages . . . . . . . . . . . . . . .         3.2
  Household Appliances & Home Furnishings. . . .         2.7
  Household Products . . . . . . . . . . . . . .         0.8
  Industrial Machinery . . . . . . . . . . . . .         2.3
  Insurance. . . . . . . . . . . . . . . . . . .         2.9
  Investment Companies . . . . . . . . . . . . .         0.6
  Leisure Time . . . . . . . . . . . . . . . . .         0.9
  Liquor . . . . . . . . . . . . . . . . . . . .         0.5
  Manufacturing. . . . . . . . . . . . . . . . .         0.2
  Mining . . . . . . . . . . . . . . . . . . . .         0.2
  Mutual Funds . . . . . . . . . . . . . . . . .         6.5
  Office Furnishings & Supplies. . . . . . . . .         0.6
  Oil & Gas. . . . . . . . . . . . . . . . . . .         5.7
  Petroleum Services . . . . . . . . . . . . . .         2.5
  Publishing . . . . . . . . . . . . . . . . . .         2.2
  Railroads & Equipment. . . . . . . . . . . . .         0.6
  Real Estate. . . . . . . . . . . . . . . . . .         0.6
  Retail Trade . . . . . . . . . . . . . . . . .         3.5
  Steel. . . . . . . . . . . . . . . . . . . . .         0.9
  Telecommunications . . . . . . . . . . . . . .        11.1
  Tobacco. . . . . . . . . . . . . . . . . . . .         0.1
                                                  -----------
    TOTAL INVESTMENTS BY INDUSTRY CLASSIFICATION        90.1

  Repurchase Agreement . . . . . . . . . . . . .         8.9
    TOTAL INVESTMENTS. . . . . . . . . . . . . .        99.0%
                                                  ===========

     The accompanying notes are an integral part of the financial statements

                                WNL SERIES TRUST
                     ELITE VALUE ASSET ALLOCATION PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1997


SECURITY DESCRIPTION                        SHARES       VALUE
-----------------------------------------  ---------  ----------

COMMON STOCKS-78.7%
 AEROSPACE-7.3%
  Boeing Company. . . . . . . . . . . . .      5,000  $  244,687
  Lockheed Martin Corporation . . . . . .      4,500     443,250
                                                      ----------
                                                         687,937
                                                      ----------

 APPAREL & TEXTILES-1.0%
  Nike Incorporated . . . . . . . . . . .      2,500      98,125
                                                      ----------

 BROADCASTING & CABLE-3.0%
  Tele-Communications Incorporated (a). .     10,000     283,125
                                                      ----------

 CHEMICALS-9.6%
  Du Pont (E.I.) de Nemours & Company . .      6,500     390,406
  Monsanto Company. . . . . . . . . . . .      8,500     357,000
  Solutia Incorporated. . . . . . . . . .      6,000     160,125
                                                      ----------
                                                         907,531
                                                      ----------

 COMMUNICATION SERVICES-1.1%
  Loral Space & Communications (a). . . .      5,000     107,188
                                                      ----------

 CONSTRUCTION & MINING EQUIPMENT-3.6%
  Caterpillar Incorporated. . . . . . . .      7,000     339,937
                                                      ----------

 DRUGS & HEALTH CARE-0.6%
  Becton, Dickinson & Company . . . . . .      1,200      60,000
                                                      ----------

 ELECTRICAL EQUIPMENT-0.7%
  Arrow Electronics Incorporated (a). . .      2,000      64,875
                                                      ----------

 ELECTRONICS-4.0%
  Intel Corporation . . . . . . . . . . .      1,000      70,250
  National Semiconductor Corporation (a).     12,000     311,250
                                                      ----------
                                                         381,500
                                                      ----------

 FEDERAL AGENCIES-4.4%
  Federal Home Loan Mortgage Corporation.      8,000     335,500
  Federal National Mortgage Association .      1,400      79,887
                                                      ----------
                                                         415,387
                                                      ----------

 FINANCE & BANKING-16.8%
  BankBoston Corporation. . . . . . . . .      3,500     328,781
  Citicorp. . . . . . . . . . . . . . . .      3,000     379,313
  First Empire State Corporation. . . . .        800     372,000
  Wells Fargo & Company . . . . . . . . .      1,500     509,156
                                                      ----------
                                                       1,589,250
                                                      ----------

 FINANCIAL SERVICES-1.3%
  American Express Company. . . . . . . .      1,400     124,951
                                                      ----------

 FOOD & BEVERAGES-2.4%
  Diageo PLC ADR. . . . . . . . . . . . .      6,000     227,250
                                                      ----------

 GAS EXPLORATION-0.6%
  Triton Energy Limited (a) . . . . . . .      2,000      58,375
                                                      ----------

     The accompanying notes are an integral part of the financial statements

                                      WNL SERIES TRUST
                           ELITE VALUE ASSET ALLOCATION PORTFOLIO
                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                      DECEMBER 31, 1997


SECURITY DESCRIPTION                                 SHARES      VALUE
-------------------------------------------------  ---------  ----------

COMMON STOCKS-(CONTINUED)
 HOTELS & RESTAURANTS-4.5%
  McDonald's Corporation. . . . . . . . . . . . .      9,000  $  429,750
                                                              ----------

 INSURANCE-2.6%
  ACE Limited . . . . . . . . . . . . . . . . . .      1,600     154,400
  EXEL Limited. . . . . . . . . . . . . . . . . .      1,400      88,725
                                                              ----------
                                                                 243,125
                                                              ----------

 MANUFACTURING-2.7%
  Tenneco Incorporated. . . . . . . . . . . . . .      2,000      79,000
  Varian Associates Incorporated. . . . . . . . .      3,500     176,969
                                                              ----------
                                                                 255,969
                                                              ----------

 MULTIMEDIA-4.9%
  Time Warner Incorporated. . . . . . . . . . . .      7,500     465,000
                                                              ----------

 PAPER-3.4%
  Champion International Corporation. . . . . . .      7,000     317,188
                                                              ----------

 SOFTWARE-2.5%
  Computer Associates International Incorporated.      4,500     237,938
                                                              ----------

 TOYS & AMUSEMENTS-1.7%
  Mattel Incorporated . . . . . . . . . . . . . .      4,300     160,175
                                                              ----------

TOTAL COMMON STOCKS-(Cost $6,523,751) . . . . . .              7,454,576
                                                              ----------

                                                  PRINCIPAL
                                                   AMOUNT
                                                  ---------
DISCOUNT NOTES-21.2%
 FEDERAL AGENCIES-21.2%
  Federal Farm Credit Bank
  5.40%, 01/09/1998** . . . . . . . . . . . . . . $1,070,000   1,068,716
  5.65%, 01/15/1998** . . . . . . . . . . . . . .    190,000     189,582
  Federal Home Loan Bank
  5.48%, 01/09/1998** . . . . . . . . . . . . . .    450,000     449,452
  5.63%, 01/09/1998** . . . . . . . . . . . . . .    200,000     199,750
  5.70%, 01/02/1998** . . . . . . . . . . . . . .    100,000      99,984
                                                              ----------

TOTAL DISCOUNT NOTES-(Cost $2,007,484) .. . . . .              2,007,484
                                                              ----------


TOTAL INVESTMENTS-(COST  $8,531,235*)-99.9% . . .              9,462,060
                                                              ----------
OTHER ASSETS LESS LIABILITIES-0.1%. . . . . . . .                  8,561
                                                              ----------
NET ASSETS-100.0% . . . . . . . . . . . . . . . .             $9,470,621
                                                              ==========

(a)-Non-income  producing  security
ADR-American  Depositary  Receipt
**-The  rate  shown  reflects  the  current  yield  at  December  31,  1997

*-Aggregate  cost  for  Federal  tax  purposes  is  $8,534,208.   Aggregate gross unrealized
appreciation  for  all  securities  in  which  there is an excess of value over tax cost and aggregate  gross  unrealized  depreciation for all securities in which there is an excess of tax  cost over value were $1,143,143 and $215,291, respectively, resulting in net unrealized appreciation  of  $927,852.

     The accompanying notes are an integral part of the financial statements

                                WNL SERIES TRUST
                     GLOBAL ADVISORS GROWTH EQUITY PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1997


SECURITY DESCRIPTION                            SHARES    VALUE
----------------------------------------------  -------  --------

COMMON STOCKS-98.7%
 AEROSPACE-2.3%
  General Dynamics Corporation . . . . . . . .      700  $ 60,506
  Litton Industries Incorporated (a) . . . . .      300    17,250
  Raytheon Company . . . . . . . . . . . . . .       45     2,202
  United Technologies Corporation. . . . . . .    1,200    87,375
                                                         --------
                                                          167,333
                                                         --------

 APPAREL & TEXTILES-0.4%
  Intimate Brands Incorporated . . . . . . . .      600    14,437
  Liz Claiborne Incorporated . . . . . . . . .      100     4,181
  VF Corporation . . . . . . . . . . . . . . .      200     9,188
                                                         --------
                                                           27,806
                                                         --------

 AUTOMOBILES-3.6%
  Chrysler Corporation . . . . . . . . . . . .      500    17,594
  Ford Motor Company . . . . . . . . . . . . .    3,900   189,881
  General Motors Corporation . . . . . . . . .      700    42,437
  PACCAR Incorporated. . . . . . . . . . . . .      300    15,750
                                                         --------
                                                          265,662
                                                         --------

 BANKS-9.6%
  AmSouth Bancorporation . . . . . . . . . . .      700    38,019
  BankAmerica Corporation. . . . . . . . . . .    1,800   131,400
  Bankers Trust New York Corporation . . . . .      700    78,706
  Chase Manhattan Corporation. . . . . . . . .      400    43,800
  Citicorp . . . . . . . . . . . . . . . . . .      900   113,794
  Comerica Incorporated. . . . . . . . . . . .    1,000    90,250
  First Union Corporation. . . . . . . . . . .    1,800    92,250
  National City Corporation. . . . . . . . . .      600    39,450
  Republic New York Corporation. . . . . . . .      600    68,512
  Southtrust Corporation . . . . . . . . . . .      100     6,344
                                                         --------
                                                          702,525
                                                         --------

 BROADCASTING-0.4%
  Belo (A.H.) Corporation. . . . . . . . . . .      500    28,063
                                                         --------

 BUSINESS SERVICES-0.7%
  Accustaff Incorporated (a) . . . . . . . . .    2,100    48,300
                                                         --------

 CHEMICALS-2.7%
  Dow Chemical Company . . . . . . . . . . . .      900    91,350
  Lubrizol Corporation . . . . . . . . . . . .      800    29,500
  Lyondell Petrochemical Company . . . . . . .    2,900    76,850
                                                         --------
                                                          197,700
                                                         --------

 COMPUTERS & BUSINESS EQUIPMENT-2.8%
  Compaq Computer Corporation. . . . . . . . .    1,600    90,300
  Dell Computer Corporation (a). . . . . . . .      100     8,400
  Lexmark International Group Incorporated (a)      300    11,400
  Quantum Corporation (a). . . . . . . . . . .      400     8,025
  Storage Technology Corporation (a) . . . . .    1,400    86,712
                                                         --------
                                                          204,837
                                                         --------

     The accompanying notes are an integral part of the financial statements

                                WNL SERIES TRUST
                     GLOBAL ADVISORS GROWTH EQUITY PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1997


SECURITY DESCRIPTION                                     SHARES    VALUE
-------------------------------------------------------  -------  --------

COMMON STOCKS-(CONTINUED)
 CONGLOMERATES-0.9%
  Aeroquip-Vickers Incorporated . . . . . . . . . . . .      100  $  4,906
  Cooper Industries Incorporated. . . . . . . . . . . .    1,200    58,800
                                                                  --------
                                                                    63,706
                                                                  --------

 CONSTRUCTION MATERIALS-0.1%
  USG Corporation (a) . . . . . . . . . . . . . . . . .      100     4,900
                                                                  --------

 CONSTRUCTION & MINING EQUIPMENT-1.2%
  Case Corporation. . . . . . . . . . . . . . . . . . .      400    24,175
  Caterpillar Incorporated. . . . . . . . . . . . . . .    1,300    63,131
                                                                  --------
                                                                    87,306
                                                                  --------

 DIVERSIFIED-1.3%
  Deere & Company . . . . . . . . . . . . . . . . . . .    1,600    93,300
                                                                  --------

 DOMESTIC OIL-0.8%
  Atlantic Richfield Company. . . . . . . . . . . . . .      200    16,025
  Pennzoil Company. . . . . . . . . . . . . . . . . . .      100     6,681
  Phillips Petroleum Company. . . . . . . . . . . . . .      600    29,175
  USX-Marathon Group. . . . . . . . . . . . . . . . . .      100     3,375
                                                                  --------
                                                                    55,256
                                                                  --------

 DRUGS & HEALTH CARE-9.7%
  Abbott Labortories. . . . . . . . . . . . . . . . . .      400    26,225
  Allegiance Corporation. . . . . . . . . . . . . . . .      200     7,088
  American Home Products Corporation. . . . . . . . . .      800    61,200
  Bristol Myers Squibb Company. . . . . . . . . . . . .    1,900   179,787
  Cardinal Health Incorporated. . . . . . . . . . . . .      400    30,050
  Lincare Holdings Incorporated (a) . . . . . . . . . .      100     5,700
  McKesson Corporation. . . . . . . . . . . . . . . . .      400    43,275
  Merck & Company Incorporated. . . . . . . . . . . . .    1,200   127,500
  Schering-Plough Corporation . . . . . . . . . . . . .    3,000   186,375
  Wellpoint Health Networks Incorporated (a). . . . . .    1,000    42,250
                                                                  --------
                                                                   709,450
                                                                  --------

 ELECTRIC UTILITIES-2.2%
  Consolidated Edison Company of New York Incorporated.      500    20,500
  Entergy Corporation . . . . . . . . . . . . . . . . .      600    17,962
  FirstEnergy Corporation (a) . . . . . . . . . . . . .      400    11,600
  Illinova Corporation. . . . . . . . . . . . . . . . .      200     5,388
  Long Island Lighting Company. . . . . . . . . . . . .      500    15,063
  New York State Electric & Gas Corporation . . . . . .      500    17,750
  PP&L Resources Incorporated . . . . . . . . . . . . .      800    19,150
  Public Service Enterprise Group . . . . . . . . . . .    1,500    47,531
  Unicom Corporation. . . . . . . . . . . . . . . . . .      200     6,150
                                                                  --------
                                                                   161,094
                                                                  --------

 ELECTRONICS-4.3%
  Applied Materials Incorporated (a). . . . . . . . . .    2,500    75,312
  AVX Corporation . . . . . . . . . . . . . . . . . . .      600    11,062
  Honeywell Incorporated. . . . . . . . . . . . . . . .      600    41,100

     The accompanying notes are an integral part of the financial statements

                                WNL SERIES TRUST
                     GLOBAL ADVISORS GROWTH EQUITY PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1997


SECURITY DESCRIPTION                                  SHARES    VALUE
----------------------------------------------------  -------  --------

COMMON STOCKS-(CONTINUED)
 ELECTRONICS-(CONTINUED)
  Intel Corporation. . . . . . . . . . . . . . . . .    1,600  $112,400
  National Semiconductor Corporation (a) . . . . . .    1,300    33,719
  SCI Systems Incorporated (a) . . . . . . . . . . .      200     8,713
  Tektronix Incorporated . . . . . . . . . . . . . .      650    25,797
  Texas Instruments Incorporated . . . . . . . . . .      200     9,000
                                                               --------
                                                                317,103
                                                               --------

 FEDERAL AGENCIES-2.0%
  Federal National Mortgage Association. . . . . . .    2,600   148,363
                                                               --------

 FINANCIAL SERVICES-7.5%
  Allstate Corporation . . . . . . . . . . . . . . .    1,600   145,400
  American Express Company . . . . . . . . . . . . .    1,900   169,575
  Bear Stearns Companies Incorporated. . . . . . . .      100     4,750
  Donaldson, Lufkin & Jenrette Incorporated. . . . .      700    55,650
  Lehman Brothers Holdings Incorporated. . . . . . .      600    30,600
  Morgan Stanley, Dean Witter, Discover and Company.    1,200    70,950
  SLM Holding Corporation. . . . . . . . . . . . . .      500    69,562
  The Money Store Incorporated . . . . . . . . . . .      200     4,200
                                                               --------
                                                                550,687
                                                               --------

 FOOD & BEVERAGES-5.4%
  Campbell Soup Company. . . . . . . . . . . . . . .    1,800   104,625
  Coca-Cola Company. . . . . . . . . . . . . . . . .    1,100    73,287
  ConAgra Incorporated . . . . . . . . . . . . . . .    1,600    52,500
  Dean Foods Company . . . . . . . . . . . . . . . .      400    23,800
  Dole Food Company Incorporated . . . . . . . . . .      300    13,725
  Interstate Bakeries Corporation. . . . . . . . . .    2,200    82,225
  Quaker Oats Company. . . . . . . . . . . . . . . .      800    42,200
                                                               --------
                                                                392,362
                                                               --------

 GAS EXPLORATION-0.1%
  Apache Corporation . . . . . . . . . . . . . . . .      100     3,506
  Union Texas Petroleum Holdings Incorporated. . . .      200     4,163
                                                               --------
                                                                  7,669
                                                               --------

 HOUSEHOLD PRODUCTS-0.8%
  Premark International Incorporated . . . . . . . .      400    11,600
  Procter & Gamble Company . . . . . . . . . . . . .      600    47,888
                                                               --------
                                                                 59,488
                                                               --------

 INDUSTRIAL MACHINERY-4.4%
  Cummins Engine Company Incorporated. . . . . . . .      200    11,813
  General Electric Company . . . . . . . . . . . . .    3,500   256,812
  Parker-Hannifin Corporation. . . . . . . . . . . .      500    22,938
  Timken Company . . . . . . . . . . . . . . . . . .      900    30,937
                                                               --------
                                                                322,500
                                                               --------

 INSURANCE-0.9%
  Equitable Companies Incorporated . . . . . . . . .      900    44,775
  Everest Reinsurance Holdings Incorporated. . . . .      200     8,250
  Marsh & McLennan Companies Incorporated. . . . . .      100     7,456
  Travelers Property Casualty Corporation. . . . . .      100     4,400
                                                               --------
                                                                 64,881
                                                               --------

     The accompanying notes are an integral part of the financial statements

                                WNL SERIES TRUST
                     GLOBAL ADVISORS GROWTH EQUITY PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1997


SECURITY DESCRIPTION                            SHARES    VALUE
----------------------------------------------  -------  --------

COMMON STOCKS-(CONTINUED)
 INTERNATIONAL OIL-6.1%
  Amoco Corporation. . . . . . . . . . . . . .    1,000  $ 85,125
  Chevron Corporation. . . . . . . . . . . . .      800    61,600
  Exxon Corporation. . . . . . . . . . . . . .    2,700   165,206
  Mobil Corporation. . . . . . . . . . . . . .    1,300    93,844
  Texaco Incorporated. . . . . . . . . . . . .      800    43,500
                                                         --------
                                                          449,275
                                                         --------

 LEISURE TIME-0.3%
  Walt Disney Company. . . . . . . . . . . . .      200    19,813
                                                         --------

 MANUFACTURING-0.4%
  Trinity Industries Incorporated. . . . . . .      600    26,775
                                                         --------

 NEWSPAPERS-1.7%
  Gannett Company Incorporated . . . . . . . .    1,200    74,175
  Washington Post Company. . . . . . . . . . .      100    48,650
                                                         --------
                                                          122,825
                                                         --------

 PAPER-0.1%
  Fort James Corporation . . . . . . . . . . .      250     9,563
                                                         --------

 PETROLEUM SERVICES-1.7%
  ENSCO International Incorporated . . . . . .      100     3,350
  Global Marine Incorporated (a) . . . . . . .      100     2,450
  Noble Drilling Corporation (a) . . . . . . .      100     3,063
  Occidental Petroleum Corporation . . . . . .    3,400    99,662
  Rowan Companies Incorporated (a) . . . . . .      100     3,050
  Tidewater Incorporated . . . . . . . . . . .      300    16,538
                                                         --------
                                                          128,113
                                                         --------

 POLLUTION CONTROL-0.3%
  Browning-Ferris Industries Incorporated. . .      700    25,900
                                                         --------

 PUBLISHING-0.9%
  Valassis Communications Incorporated (a) . .    1,800    66,600
                                                         --------

 RETAIL GROCERY-1.2%
  Albertson's Incorporated . . . . . . . . . .    1,700    80,538
  Kroger Company (a) . . . . . . . . . . . . .      300    11,081
                                                         --------
                                                           91,619
                                                         --------

 RETAIL TRADE-6.7%
  Costco Companies Incorporated (a). . . . . .    2,300   102,637
  Dayton Hudson Corporation. . . . . . . . . .      700    47,250
  Federated Department Stores Incorporated (a)    1,600    68,900
  Lowe's Companies, Incorporated . . . . . . .      700    33,381
  Ross Stores Incorporated . . . . . . . . . .      600    21,825
  TJX Companies Incorporated (New) . . . . . .    2,700    92,813
  Toys "R" Us Incorporated (a) . . . . . . . .    2,500    78,594
  Wal Mart Stores Incorporated . . . . . . . .    1,200    47,325
                                                         --------
                                                          492,725
                                                         --------

     The accompanying notes are an integral part of the financial statements

                                WNL SERIES TRUST
                     GLOBAL ADVISORS GROWTH EQUITY PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1997


SECURITY DESCRIPTION                                      SHARES      VALUE
------------------------------------------------------  ----------  ----------

COMMON STOCKS-(CONTINUED)
 SOFTWARE-4.8%
  BMC Software Incorporated (a). . . . . . . . . . . .         500  $   32,812
  Cadence Design Systems Incorporated (a). . . . . . .       1,400      34,300
  Computer Associates International Incorporated . . .       1,950     103,106
  Compuware Corporation (a). . . . . . . . . . . . . .       1,200      38,400
  Microsoft Corporation (a). . . . . . . . . . . . . .       1,000     129,250
  Network Associates Incorporated (a). . . . . . . . .         300      15,863
                                                                    ----------
                                                                       353,731
                                                                    ----------

 STEEL-0.8%
  Bethleham Steel Corporation (a). . . . . . . . . . .         800       6,900
  USX-US Steel Group Incorporated. . . . . . . . . . .       1,600      50,000
                                                                    ----------
                                                                        56,900
                                                                    ----------

 TELECOMMUNICATIONS-7.5%
  Ameritech Corporation. . . . . . . . . . . . . . . .       1,100      88,550
  AT&T Corporation . . . . . . . . . . . . . . . . . .       2,200     134,750
  Bell Atlantic Corporation. . . . . . . . . . . . . .       1,460     132,860
  BellSouth Corporation. . . . . . . . . . . . . . . .         900      50,681
  GTE Corporation. . . . . . . . . . . . . . . . . . .         500      26,125
  SBC Communications Incorporated. . . . . . . . . . .         738      54,059
  Southern New England Telecommunications Corporation.         100       5,031
  US West Communications Group . . . . . . . . . . . .       1,300      58,662
                                                                    ----------
                                                                       550,718
                                                                    ----------

 TOBACCO-1.5%
  Philip Morris Companies Incorporated . . . . . . . .       2,500     113,281
                                                                    ----------

 TRUCKING & FREIGHT FORWARDING-0.6%
  CNF Transportation Incorporated. . . . . . . . . . .         100       3,838
  Ryder Systems Incorporated . . . . . . . . . . . . .       1,200      39,300
                                                                    ----------
                                                                        43,138
                                                                    ----------

TOTAL COMMON STOCKS-(Cost $6,145,503). . . . . . . . .               7,231,267
                                                                    ----------

MUTUAL FUNDS-3.8%
(Cost $275,523)
  Dreyfus Cash Management Plus Fund. . . . . . . . . .     275,523     275,523
                                                                    ----------


TOTAL INVESTMENTS-(COST  $6,421,026*)-102.5% . . . . .               7,506,790
                                                                    ----------
OTHER ASSETS LESS LIABILITIES-(2.5)% . . . . . . . . .                (179,684)
                                                                    ----------
NET ASSETS-100.0%. . . . . . . . . . . . . . . . . . .              $7,327,106
                                                                    ==========

(a)-Non-income  producing  security

*-Aggregate cost for Federal tax purposes is $6,426,647. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $1,167,652 and $87,509, respectively, resulting in net unrealized appreciation of $1,080,143.

     The accompanying notes are an integral part of the financial statements

                                WNL SERIES TRUST
                     GLOBAL ADVISORS MONEY MARKET PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1997


                                            PRINCIPAL
SECURITY DESCRIPTION                          AMOUNT     VALUE
------------------------------------------  ----------  ----------

DISCOUNT NOTES-36.3%
FEDERAL AGENCIES-31.4%
Federal Farm Credit Bank
5.90%, 04/01/1998. . . . . . . . . . . . .  $  250,000  $  250,019
Federal Home Loan Bank
5.70%, 03/18/1998**. . . . . . . . . . . .     130,000     128,436
5.90%, 01/13/1998**. . . . . . . . . . . .     400,000     399,213
5.97%, 08/27/1998. . . . . . . . . . . . .      25,000      24,985
7.93%, 01/20/1998. . . . . . . . . . . . .     450,000     450,417
Federal National Mortgage Association
5.69%, 02/05/1998**. . . . . . . . . . . .     100,000      99,447
5.82%, 02/05/1998**. . . . . . . . . . . .     250,000     248,585
                                                        ----------
                                                         1,601,102
                                                        ----------
FEDERALLY CHARTERED-4.9%
Student Loan Marketing Association
5.79%, 09/16/1998. . . . . . . . . . . . .     250,000     249,837
                                                        ----------

TOTAL DISCOUNT NOTES-(Cost $1,850,939) . .               1,850,939
                                                        ----------

COMMERCIAL PAPER-41.7%
AUTOMOBILES-2.9%
Daimler-Benz of North America Corporation
5.63%, 04/22/1998**. . . . . . . . . . . .     150,000     147,396
                                                        ----------

BANK FOREIGN-4.4%
Canadian Imperial Bank of Commerce
5.685%, 03/02/1998 . . . . . . . . . . . .      90,000      89,952
Royal Bank of Canada
5.875%, 03/10/1998 . . . . . . . . . . . .     135,000     134,995
                                                        ----------
                                                           224,947
                                                        ----------

BANK MULTINATIONAL-1.8%
Citibank NA
5.96%, 06/05/1998**. . . . . . . . . . . .      96,934      94,446
                                                        ----------

BANK REGIONAL-8.8%
Comerica Bank
6.75%, 05/12/1998. . . . . . . . . . . . .     150,000     150,469
Fleet Financial Group Incorporated
6.00%, 10/26/1998. . . . . . . . . . . . .     200,000     199,974
Old Kent Bank & Trust Company
6.875%, 04/15/1998 . . . . . . . . . . . .     100,000     100,137
                                                        ----------
                                                           450,580
                                                        ----------

BEVERAGES-3.9%
Pepsico Incorporated
6.125%, 01/15/1998 . . . . . . . . . . . .     200,000     200,005
                                                        ----------

     The accompanying notes are an integral part of the financial statements

                                  WNL SERIES TRUST
                       GLOBAL ADVISORS MONEY MARKET PORTFOLIO
                         SCHEDULE OF INVESTMENTS (CONTINUED)
                                  DECEMBER 31, 1997


                                                                PRINCIPAL
SECURITY DESCRIPTION                                             AMOUNT       VALUE
-------------------------------------------------------------  -----------  ----------

COMMERCIAL PAPER-(CONTINUED)
 BROKERAGE-3.9%
  Merrill Lynch & Company Incorporated
  5.75%, 02/24/1998** . . . . . . . . . . . . . . . . . . . .  $  200,000   $  198,275
                                                                            ----------

 CONGLOMERATES-2.9%
  General Electric Capital Corporation
  5.71%, 05/01/1998** . . . . . . . . . . . . . . . . . . . .     150,000      147,145
                                                                            ----------

 FINANCE CAPTIVE-7.9%
  IBM Credit Corporation
  5.72%, 01/08/1998** . . . . . . . . . . . . . . . . . . . .     200,000      199,778
  Toyota Motor Corporation
  5.625%, 03/17/1998. . . . . . . . . . . . . . . . . . . . .     202,000      201,822
                                                                            ----------
                                                                               401,600
                                                                            ----------

 FINANCE NON-CAPTIVE CONSUMER-1.7%
  Norwest Financial Incorporated
  5.50%, 04/15/1998 . . . . . . . . . . . . . . . . . . . . .      85,000       84,788
                                                                            ----------

 SOVEREIGN-3.5%
  KFW International Finance Incorporated
  5.67%, 03/26/1998** . . . . . . . . . . . . . . . . . . . .     180,000      177,619
                                                                            ----------

TOTAL COMMERCIAL PAPER-(Cost $2,126,801). . . . . . . . . . .                2,126,801
                                                                            ----------

REPURCHASE AGREEMENT-22.0%
(Cost $1,123,000)
  Aubrey Lanston Government, 6.50% dated
  12/31/1997 to be repurchased at $1,123,405 on 01/02/98,
  collateralized by $1,130,000 par value U.S. Treasury Note,
  6.75% due 06/30/1999, with a value of $1,145,538. . . . . .   1,123,000    1,123,000
                                                                            ----------


TOTAL INVESTMENTS-(COST  $5,100,740*)-100.0%. . . . . . . . .                5,100,740
                                                                            ----------
OTHER ASSETS LESS LIABILITIES-0.0%. . . . . . . . . . . . . .                     (476)
                                                                            ----------
NET ASSETS-100.0% . . . . . . . . . . . . . . . . . . . . . .               $5,100,264
                                                                            ----------

**-The  rate  shown  reflects  the  current  yield  at  December  31,  1997

*-Aggregate  cost  for  Federal  tax  purposes  is  identical.

     The accompanying notes are an integral part of the financial statements

                                  WNL SERIES TRUST
               SALOMON BROTHERS U.S. GOVERNMENT SECURITIES PORTFOLIO
                              SCHEDULE OF INVESTMENTS
                                 DECEMBER 31, 1997


                                                                 PRINCIPAL
SECURITY DESCRIPTION                                               AMOUNT     VALUE
---------------------------------------------------------------  ----------  ----------

U.S. GOVERNMENT AND AGENCY SECURITIES-88.7%
 FEDERAL AGENCIES-83.6%
  Federal Home Loan Bank Consolidated Discount Note
  5.75%, 01/07/1998** . . . . . . . . . . . . . . . . . . . . .  $  320,000  $  319,693
  Federal Home Loan Mortgage Corporation
  5.00%, 05/15/2021 . . . . . . . . . . . . . . . . . . . . . .     143,000     133,123
  5.89%, 07/24/2000 . . . . . . . . . . . . . . . . . . . . . .     225,000     225,387
  6.50%, 12/01/TBA. . . . . . . . . . . . . . . . . . . . . . .     500,000     500,547
  7.00%, 04/15/2021 . . . . . . . . . . . . . . . . . . . . . .      49,295      49,850
  8.25%, 04/01/2017 . . . . . . . . . . . . . . . . . . . . . .      19,928      20,924
  11.75%, 07/01/2006. . . . . . . . . . . . . . . . . . . . . .       9,089      10,093
  11.75%, 07/01/2013. . . . . . . . . . . . . . . . . . . . . .       6,237       6,927
  11.75%, 08/01/2013. . . . . . . . . . . . . . . . . . . . . .       5,255       5,291
  Federal National Mortgage Association
  6.50%, 08/01/2027 . . . . . . . . . . . . . . . . . . . . . .     249,090     245,977
  6.50%, 12/01/TBA. . . . . . . . . . . . . . . . . . . . . . .     150,000     148,125
  6.74%, 08/25/2007 . . . . . . . . . . . . . . . . . . . . . .     100,000     103,219
  6.909%, 06/25/2016. . . . . . . . . . . . . . . . . . . . . .      50,000      51,328
  7.00%, 05/01/2026 . . . . . . . . . . . . . . . . . . . . . .     185,903     187,645
  7.00%, 12/01/TBA. . . . . . . . . . . . . . . . . . . . . . .     450,000     453,231
  7.50%, 12/01/TBA. . . . . . . . . . . . . . . . . . . . . . .      75,000      76,757
  11.50%, 09/01/2019. . . . . . . . . . . . . . . . . . . . . .      18,281      20,902
  12.00%, 10/01/2015. . . . . . . . . . . . . . . . . . . . . .      67,472      78,450
  12.00%, 01/01/2016. . . . . . . . . . . . . . . . . . . . . .       3,670       4,301
  12.50%, 08/01/2015. . . . . . . . . . . . . . . . . . . . . .       6,316       7,439
  12.50%, 09/01/2015. . . . . . . . . . . . . . . . . . . . . .       8,134       9,687
  13.00%, 11/01/2015. . . . . . . . . . . . . . . . . . . . . .      16,109      19,305
  14.50%, 11/01/2014. . . . . . . . . . . . . . . . . . . . . .       6,579       8,098
  Government National Mortgage Association
  7.50%, 05/15/2027 . . . . . . . . . . . . . . . . . . . . . .     123,750     126,766
  7.50%, 09/15/2027 . . . . . . . . . . . . . . . . . . . . . .     199,999     204,873
  9.00%, 10/20/2016 . . . . . . . . . . . . . . . . . . . . . .      73,505      79,453
  Student Loan Marketing Association
  7.20%, 11/09/2000 . . . . . . . . . . . . . . . . . . . . . .     225,000     233,051
                                                                             ---------
                                                                              3,330,442
                                                                             ----------
 U.S. GOVERNMENT-5.1%
  United States Treasury Notes
  5.875%, 09/30/2002. . . . . . . . . . . . . . . . . . . . . .     100,000     100,547
  6.125%, 08/15/2007. . . . . . . . . . . . . . . . . . . . . .      50,000      51,383
  6.25%, 08/31/2002 . . . . . . . . . . . . . . . . . . . . . .      50,000      51,023
                                                                             ----------
                                                                                202,953
                                                                             ----------

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES-(Cost $3,496,271) .               3,533,395
                                                                             ----------

     The accompanying notes are an integral part of the financial statements

                                 WNL SERIES TRUST
              SALOMON BROTHERS U.S. GOVERNMENT SECURITIES PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1997


                                                              PRINCIPAL
  SECURITY DESCRIPTION                                          AMOUNT      VALUE
-----------------------------------------------------------  -----------  -----------

REPURCHASE AGREEMENT-40.6%
  J.P. Morgan & Company, 6.25% dated
  12/31/97, to be repurchased at $810,281 on 01/02/98,
  collateralized by $619,000 par value U.S. Treasury Bond,
  8.75% due 05/15/2020, with a value of $826,365. . . . . .  $   810,000  $   810,000

  State Street Bank and Trust Company, 6.00% dated
  12/31/97, to be repurchased at $809,270 on 01/02/98,
  collateralized by $540,000 par value U.S. Treasury Bond,
  10.625% due 8/15/2015, with a value of $831,433 . . . . .      809,000      809,000
                                                                          -----------

TOTAL REPURCHASE AGREEMENT-(Cost $1,619,000). . . . . . . .                 1,619,000
                                                                          -----------


TOTAL INVESTMENTS-(COST  $5,115,271*)-129.3%. . . . . . . .                 5,152,395
                                                                          -----------
OTHER ASSETS LESS LIABILITIES-(29.3)% . . . . . . . . . . .                (1,166,497)
                                                                          -----------
NET ASSETS-100.0% . . . . . . . . . . . . . . . . . . . . .               $ 3,985,898
                                                                          ===========

TBA-To  Be  Announced
**-The  rate  shown  reflects  the  current  yield  at  December  31,  1997

- Securities pledged as collateral for the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation TBA Purchase Commitments.

*-Aggregate cost for Federal tax purposes is identical. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $38,916 and $1,792, respectively, resulting in net unrealized appreciation of $37,124.

     The accompanying notes are an integral part of the financial statements

                                WNL SERIES TRUST
              VAN KAMPEN AMERICAN CAPITAL EMERGING GROWTH PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1997


  SECURITY DESCRIPTION                            SHARES    VALUE
------------------------------------------------  -------  --------

COMMON STOCKS-90.5%
 AEROSPACE-0.3%
  Precision Castparts Corporation. . . . . . . .      300  $ 18,094
                                                           --------

 AIR TRAVEL-2.0%
  Comair Holdings Incorporated . . . . . . . . .      450    10,856
  Continental Airlines Incorporated (a). . . . .      550    26,469
  SouthWest Airlines Company . . . . . . . . . .    1,125    27,703
  US Airways Group Incorporated (a). . . . . . .      700    43,750
                                                           --------
                                                            108,778
                                                           --------
 APPAREL & TEXTILES-0.6%
  Jones Apparel Group Incorporated (a) . . . . .      300    12,900
  Nautica Enterprises Incorporated (a) . . . . .      400     9,300
  Wolverine World Wide Incorporated. . . . . . .      525    11,878
                                                           --------
                                                             34,078
                                                           --------
 AUTO PARTS-0.6%
  Danaher Corporation. . . . . . . . . . . . . .      325    20,516
  Federal-Mogul Corporation. . . . . . . . . . .      300    12,150
                                                           --------
                                                             32,666
                                                           --------
 BANKS-0.8%
  Bank United Corporation. . . . . . . . . . . .      125     6,117
  Cullen/Frost Bankers Incorporated. . . . . . .      200    12,138
  National Commerce Bancorporation . . . . . . .      125     4,406
  Silicon Valley Bancshares (a). . . . . . . . .       35     1,969
  Star Banc Corporation. . . . . . . . . . . . .      325    18,647
                                                           --------
                                                             43,277
                                                           --------
 BROADCASTING-2.5%
  Chancellor Media Corporation (a) . . . . . . .    1,100    82,087
  Clear Channel Communications Incorporated (a).      550    43,691
  Jacor Communications Incorporated (a). . . . .      250    13,281
                                                           --------
                                                            139,059
                                                           --------
 BUSINESS SERVICES-7.2%
  Accustaff Incorporated (a) . . . . . . . . . .      275     6,325
  America Online Incorporated (a). . . . . . . .      675    60,202
  Apollo Group Incorporated (a). . . . . . . . .      500    23,625
  Applied Graphics Technologies Incorporated (a)      225    11,981
  Cambridge Technology Partners Incorporated (a)      425    17,691
  Caribiner International Incorporated (a) . . .      350    15,575
  Comdisco Incorporated. . . . . . . . . . . . .      425    14,211
  Computer Horizons Corporation (a). . . . . . .      325    14,625
  Consolidated Graphics Incorporated (a) . . . .      375    17,484
  CORESTAFF Incorporated (a) . . . . . . . . . .      325     8,613
  Interpublic Group of Companies Incorporated. .      600    29,887
  Keane Incorporated (a) . . . . . . . . . . . .      700    28,437
  Omnicom Group Incorporated . . . . . . . . . .      950    40,256
  Outdoor Systems Incorporated (a) . . . . . . .      400    15,350
  Paychex Incorporated . . . . . . . . . . . . .      300    15,188

     The accompanying notes are an integral part of the financial statements

                                WNL SERIES TRUST
              VAN KAMPEN AMERICAN CAPITAL EMERGING GROWTH PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1997


  SECURITY DESCRIPTION                            SHARES    VALUE
------------------------------------------------  -------  --------

COMMON STOCKS-(CONTINUED)
 BUSINESS SERVICES-(CONTINUED)
  Robert Half International Incorporated (a) . .      650  $ 26,000
  Saville Systems PLC ADR (a). . . . . . . . . .      400    16,600
  StaffMark Incorporated (a) . . . . . . . . . .      150     4,744
  SunGuard Data Systems Incorporated (a) . . . .    1,000    31,000
                                                           --------
                                                            397,794
                                                           --------
 CHEMICALS-0.1%
  Witco Corporation. . . . . . . . . . . . . . .      100     4,081
                                                           --------

 COMMUNICATION SERVICES-1.8%
  AirTouch Communications Incorporated (a) . . .    2,000    83,125
  Brightpoint Incorporated (a) . . . . . . . . .    1,100    15,262
                                                           --------
                                                             98,387
                                                           --------
 COMPUTERS & BUSINESS EQUIPMENT-6.0%
  Apex PC Solutions Incorporated (a) . . . . . .      250     5,531
  Compaq Computer Corporation. . . . . . . . . .      350    19,753
  Computer Learning Centers Incorporated (a) . .      200    12,250
  Dell Computer Corporation (a). . . . . . . . .    2,300   193,200
  EMC Corporation (a). . . . . . . . . . . . . .    2,100    57,619
  Network Appliance Incorporated (a) . . . . . .      200     7,100
  SMART Modular Technologies Incorporated (a). .      500    11,500
  Tech Data Corporation (a). . . . . . . . . . .      550    21,381
                                                           --------
                                                            328,334
                                                           --------
 DRUGS & HEALTH CARE-14.1%
  Arterial Vascular Engineering Incorporated (a)      650    42,250
  Concentra Managed Care Incorporated (a). . . .      350    11,813
  Curative Health Services Incorporated (a). . .      150     4,556
  Dura Pharmaceuticals Incorporated (a). . . . .    1,050    48,169
  ESC Medical Systems Limited (a). . . . . . . .      700    27,125
  FPA Medical Management Incorporated (a). . . .      350     6,519
  Guidant Corporation. . . . . . . . . . . . . .    1,225    76,256
  Gulf South Medical Supply Incorporated (a) . .      200     7,450
  HBO & Company. . . . . . . . . . . . . . . . .    2,900   139,200
  Health Care & Retirement Corporation (a) . . .      300    12,075
  Health Management Associates Incorporated (a).    1,300    32,825
  HealthSouth Corporation (a). . . . . . . . . .    1,950    54,112
  McKesson Corporation . . . . . . . . . . . . .      225    24,342
  Medicis Pharmaceutical Corporation (a) . . . .      450    23,006
  MiniMed Incorporated (a) . . . . . . . . . . .      250     9,719
  Omnicare Incorporated. . . . . . . . . . . . .    1,150    35,650
  Parexel International Corporation (a). . . . .      350    12,950
  Quintiles Transnational Corporation (a). . . .      750    28,687
  Renal Treatment Centers Incorporated (a) . . .      350    12,644
  Rexall Sundown Incorporated (a). . . . . . . .    1,050    31,697
  Safeskin Corporation (a) . . . . . . . . . . .      800    45,400
  STERIS Corporation (a) . . . . . . . . . . . .      250    12,063
  Sunrise Assisted Living Incorporated (a) . . .      150     6,469

     The accompanying notes are an integral part of the financial statements

                                WNL SERIES TRUST
              VAN KAMPEN AMERICAN CAPITAL EMERGING GROWTH PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1997


  SECURITY DESCRIPTION                           SHARES    VALUE
-----------------------------------------------  -------  --------

COMMON STOCKS-(CONTINUED)
 DRUGS & HEALTH CARE-(CONTINUED)
  Sybron International Corporation (a). . . . .      300  $ 14,081
  Theragenics Corporation (a) . . . . . . . . .      300    10,800
  Total Renal Care Holdings Incorporated (a). .      550    15,125
  Universal Health Services Incorporated (a). .      325    16,372
  Watson Pharmaceuticals Incorporated (a) . . .      450    14,597
                                                          --------
                                                           775,952
                                                          --------
 ELECTRONICS-3.4%
  ASM Lithography Holding NV (a). . . . . . . .      325    21,937
  CHS Electronics Incorporated (a). . . . . . .      900    15,412
  Digital Microwave Corporation (a) . . . . . .      650     9,425
  DII Group Incorporated (a). . . . . . . . . .      150     4,088
  Input/Output Incorporated (a) . . . . . . . .      200     5,938
  Jabil Circuit Incorporated (a). . . . . . . .      425    16,894
  Level One Communications Incorporated (a) . .      400    11,300
  Micrel Incorporated (a) . . . . . . . . . . .      400    11,200
  SIPEX Corporation (a) . . . . . . . . . . . .      300     9,075
  Tekelec (a) . . . . . . . . . . . . . . . . .      250     7,625
  Teradyne Incorporated (a) . . . . . . . . . .      650    20,800
  Uniphase Corporation (a). . . . . . . . . . .      825    34,134
  Vitesse Semiconductor Corporation (a) . . . .      575    21,706
                                                          --------
                                                           189,534
                                                          --------
 FINANCE & BANKING-0.3%
  North Fork Bancorporation Incorporated. . . .      475    15,942
                                                          --------

 FINANCIAL SERVICES-2.6%
  AmeriCredit Corporation (a) . . . . . . . . .      200     5,538
  Astoria Financial Corporation . . . . . . . .      275    15,331
  Capital One Financial Corporation . . . . . .      200    10,837
  Finova Group Incorporated . . . . . . . . . .      950    47,203
  Greenpoint Financial Corporation. . . . . . .      275    19,955
  Providian Financial Corporation . . . . . . .      550    24,853
  State Street Corporation. . . . . . . . . . .      300    17,456
                                                          --------
                                                           141,173
                                                          --------
 FOOD & BEVERAGES-1.1%
  Interstate Bakeries Corporation . . . . . . .      850    31,769
  Smithfield Foods Incorporated (a) . . . . . .      350    11,550
  Suiza Foods Corporation (a) . . . . . . . . .      255    15,188
                                                          --------
                                                            58,507
                                                          --------
 HOTELS & RESTAURANTS-1.3%
  CapStar Hotel Company (a) . . . . . . . . . .      175     6,005
  CKE Restaurants Incorporated. . . . . . . . .      325    13,691
  Foodmaker Incorporated (a). . . . . . . . . .      450     6,778
  Landry's Seafood Restaurants Incorporated (a)      350     8,400
  Promus Hotel Corporation (a). . . . . . . . .      581    24,412
  Rainforest Cafe Incorporated (a). . . . . . .      400    13,200
                                                          --------
                                                            72,486
                                                          --------

     The accompanying notes are an integral part of the financial statements

                                WNL SERIES TRUST
              VAN KAMPEN AMERICAN CAPITAL EMERGING GROWTH PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1997


  SECURITY DESCRIPTION                           SHARES    VALUE
-----------------------------------------------  -------  --------

COMMON STOCKS-(CONTINUED)
 HOUSEHOLD APPLIANCES & HOME FURNISHINGS-0.2%
  WestPoint Stevens Incorporated (a). . . . . .      275  $ 12,994
                                                          --------

 INDUSTRIAL MACHINERY-1.6%
  AES Corporation (a) . . . . . . . . . . . . .      725    33,803
  Tyco International Limited. . . . . . . . . .    1,200    54,075
                                                          --------
                                                            87,878
                                                          --------
 INSURANCE-2.9%
  CMAC Investment Corporation . . . . . . . . .      525    31,697
  Conseco Incorporated. . . . . . . . . . . . .    1,850    84,059
  Everest Reinsurance Holdings Incorporated . .      200     8,250
  Mercury General Corporation . . . . . . . . .       80     4,420
  Protective Life Corporation . . . . . . . . .      200    11,950
  SunAmerica Incorporated . . . . . . . . . . .      262    11,201
  Transatlantic Holdings Incorporated . . . . .       75     5,363
  Vesta Insurance Group Incorporated. . . . . .       65     3,859
                                                          --------
                                                           160,799
                                                          --------
 INVESTMENT COMPANIES-0.2%
  Lehman Brothers Holdings Incorporated . . . .      200    10,200
                                                          --------

 LEISURE TIME-0.4%
  Action Performance Companies Incorporated (a)      250     9,469
  Signature Resorts Incorporated (a). . . . . .      600    13,125
                                                          --------
                                                            22,594
                                                          --------

 LIQUOR-0.4%
  Canandaigua Wine Company Incorporated (a) . .      425    23,534
                                                          --------

 MANUFACTURING-0.3%
  Halter Marine Group Incorporated (a). . . . .      625    18,047
                                                          --------

 OFFICE FURNISHINGS & SUPPLIES-1.0%
  Herman Miller Incorporated. . . . . . . . . .      725    39,558
  U.S. Office Products Company (a). . . . . . .      650    12,756
                                                          --------
                                                            52,314
                                                          --------
 OIL & GAS-0.1%
  Comstock Resources Incorporated (a) . . . . .      500     5,969
                                                          --------

 PETROLEUM SERVICES-9.2%
  BJ Services Company (a) . . . . . . . . . . .      300    21,581
  Cliffs Drilling Company (a) . . . . . . . . .      325    16,209
  Coflexip SA . . . . . . . . . . . . . . . . .      275    15,263
  Cooper Cameron Corporation (a). . . . . . . .      600    36,600
  ENSCO International Incorporated. . . . . . .    1,850    61,975
  EVI Incorporated (a). . . . . . . . . . . . .      900    46,575
  Falcon Drilling Company Incorporated (a). . .    1,250    43,828
  Global Industries Limited (a) . . . . . . . .    1,050    17,850
  Key Energy Group Incorporated (a) . . . . . .      200     4,338

     The accompanying notes are an integral part of the financial statements

                                WNL SERIES TRUST
              VAN KAMPEN AMERICAN CAPITAL EMERGING GROWTH PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1997


  SECURITY DESCRIPTION                          SHARES    VALUE
----------------------------------------------  -------  --------

COMMON STOCKS-(CONTINUED)
 PETROLEUM SERVICES-(CONTINUED)
  Marine Drilling Companies Incorporated (a) .    1,175  $ 24,381
  Nabors Industries Incorporated (a) . . . . .    1,450    45,584
  National-Oilwell Incorporated (a). . . . . .      400    13,675
  Parker Drilling Company (a). . . . . . . . .      400     4,875
  Patterson Energy Incorporated (a). . . . . .      225     8,705
  Rowan Companies Incorporated (a) . . . . . .    1,500    45,750
  Santa Fe International Corporation . . . . .      300    12,206
  Smith International Incorporated (a) . . . .      675    41,428
  Varco International Incorporated (a) . . . .    2,000    42,875
                                                         --------
                                                          503,698
                                                         --------
 PLASTICS-0.2%
  Sealed Air Corporation (a) . . . . . . . . .      175    10,806
                                                         --------

 POLLUTION CONTROL-1.6%
  Allied Waste Industries Incorporated (a) . .      950    22,147
  Newpark Resources Incorporated (a) . . . . .      800    14,000
  USA Waste Services Incorporated (a). . . . .    1,300    51,025
                                                         --------
                                                           87,172
                                                         --------
 PUBLISHING-0.7%
  Meredith Corporation . . . . . . . . . . . .      875    31,227
  Valassis Communications Incorporated (a) . .      225     8,325
                                                         --------
                                                           39,552
                                                         --------
 REAL ESTATE-0.2%
  Starwood Lodging Trust . . . . . . . . . . .      175    10,128
                                                         --------

 RETAIL GROCERY-1.0%
  Safeway Incorporated (a) . . . . . . . . . .      350    22,138
  Whole Foods Market Incorporated (a). . . . .      625    31,953
                                                         --------
                                                           54,091
                                                         --------
 RETAIL TRADE-11.3%
  Abercrombie & Fitch Company (a). . . . . . .      150     4,688
  Barnes & Noble Incorporated (a). . . . . . .      750    25,031
  Bed Bath & Beyond Incorporated (a) . . . . .      575    22,138
  Best Buy Company Incorporated (a). . . . . .      750    27,656
  Borders Group Incorporated (a) . . . . . . .      775    24,267
  CompUSA Incorporated (a) . . . . . . . . . .    1,750    54,250
  Consolidated Stores Corporation (a). . . . .      850    37,347
  Costco Companies Incorporated (a). . . . . .      775    34,584
  CVS Corporation. . . . . . . . . . . . . . .      375    24,023
  Dollar General Corporation . . . . . . . . .      600    21,750
  Dollar Tree Stores Incorporated (a). . . . .      275    11,378
  Family Dollar Stores Incorporated. . . . . .      825    24,183
  Fred Meyer Incorporated. . . . . . . . . . .      825    30,009
  General Nutrition Companies Incorporated (a)    1,700    57,800
  Kohl's Corporation (a) . . . . . . . . . . .      300    20,438
  Linens `N Things Incorporated (a). . . . . .      400    17,450

     The accompanying notes are an integral part of the financial statements

                                WNL SERIES TRUST
              VAN KAMPEN AMERICAN CAPITAL EMERGING GROWTH PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1997


  SECURITY DESCRIPTION                               SHARES    VALUE
---------------------------------------------------  -------  --------

COMMON STOCKS-(CONTINUED)
 RETAIL TRADE-(CONTINUED)
  Pacific Sunwear of California (a) . . . . . . . .      425  $ 12,564
  Pier 1 Imports Incorporated . . . . . . . . . . .      950    21,494
  Proffitt's Incorporated (a) . . . . . . . . . . .    1,000    28,437
  Ross Stores Incorporated. . . . . . . . . . . . .    1,175    42,741
  Stage Stores Incorporated (a) . . . . . . . . . .      400    14,950
  TJX Companies Incorporated (New). . . . . . . . .    1,275    43,828
  Williams-Sonoma Incorporated (a). . . . . . . . .      425    17,797
                                                              --------
                                                               618,803
                                                              --------
 SAVINGS & LOAN-1.1%
  Dime Bancorp Incorporated . . . . . . . . . . . .      300     9,075
  Golden State Bancorp Incorporated (a) . . . . . .      325    12,147
  H.F. Ahmanson & Company . . . . . . . . . . . . .      150    10,040
  Peoples Heritage Financial Group Incorporated . .      250    11,500
  Sovereign Bancorp Incorporated. . . . . . . . . .      400     8,300
  St. Paul Bancorp Incorporated . . . . . . . . . .      400    10,500
                                                              --------
                                                                61,562
                                                              --------
 SOFTWARE-10.6%
  Aspect Development Incorporated (a) . . . . . . .      175     9,100
  Baan Company NV (a) . . . . . . . . . . . . . . .      400    13,200
  BMC Software Incorporated (a) . . . . . . . . . .    1,200    78,750
  CBT Group PLC ADR (a) . . . . . . . . . . . . . .      350    28,744
  Check Point Software Tech Ltd (a) . . . . . . . .      100     4,075
  Ciber Incorporated (a). . . . . . . . . . . . . .      275    15,950
  Citrix Systems Incorporated (a) . . . . . . . . .      650    49,400
  Compuware Corporation (a) . . . . . . . . . . . .    3,000    96,000
  HNC Software Incorporated (a) . . . . . . . . . .      250    10,750
  Hyperion Software Corporation (a) . . . . . . . .      500    17,875
  Information Management Resources Incorporated (a)      250     9,375
  Legato Systems Incorporated (a) . . . . . . . . .      350    15,400
  Manugistics Group Incorporated (a). . . . . . . .      300    13,388
  Peoplesoft Incorporated (a) . . . . . . . . . . .    2,100    81,900
  Siebel Systems Incorporated (a) . . . . . . . . .      575    24,042
  Veritas Software Company (a). . . . . . . . . . .      600    30,600
  Visio Corporation (a) . . . . . . . . . . . . . .      550    21,106
  Wind River Systems (a). . . . . . . . . . . . . .      325    12,898
  Yahoo! Incorporated (a) . . . . . . . . . . . . .      750    51,938
                                                              --------
                                                               584,491
                                                              --------
 STEEL-0.3%
  Maverick Tube Corporation (a) . . . . . . . . . .      425    10,758
  Mueller Industries Incorporated (a) . . . . . . .      125     7,375
                                                              --------
                                                                18,133
                                                              --------

     The accompanying notes are an integral part of the financial statements

                                WNL SERIES TRUST
              VAN KAMPEN AMERICAN CAPITAL EMERGING GROWTH PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1997


  SECURITY DESCRIPTION                                         SHARES     VALUE
-----------------------------------------------------------  ----------  --------

COMMON STOCKS-(CONTINUED)
 TELECOMMUNICATIONS-1.5%
  Advanced Fibre Communications (a) . . . . . . . . . . . .         975  $   28,397
  CIENA Corporation (a) . . . . . . . . . . . . . . . . . .         400      24,450
  NICE-Systems Limited (a). . . . . . . . . . . . . . . . .         200       8,400
  World Access Incorporated (a) . . . . . . . . . . . . . .         350       8,356
  Yurie Systems Incorporated (a). . . . . . . . . . . . . .         500      10,094
                                                                         ----------
                                                                             79,697
                                                                         ----------
 TRANSPORTATION-0.1%
  Hvide Marine Incorporated (a) . . . . . . . . . . . . . .         250       6,438
                                                                         ----------

 TRUCKING & FREIGHT FORWARDING-0.9%
  Airbourne Freight Corporation . . . . . . . . . . . . . .         375      23,297
  CNF Transportation Incorporated . . . . . . . . . . . . .         550      21,106
  Expeditores International of Washington Incorporated. . .         100       3,850
                                                                         ----------
                                                                             48,253
                                                                         ----------

TOTAL COMMON STOCKS-(Cost $4,126,179) . . . . . . . . . . .               4,975,295

                                                             PRINCIPAL
                                                              AMOUNT
                                                             ---------
REPURCHASE AGREEMENT-8.3%
(Cost $455,000)
  State Street Bank and Trust Company, 5.00% dated
  12/31/97, to be repurchased at $455,126 on 01/02/98,
  collateralized by $465,000 par value U.S. Treasury Bond,
  4.75% due 10/31/1998, with a value of $465,380. . . . . .  $  455,000     455,000


TOTAL INVESTMENTS-(COST  $4,581,179*)-98.8% . . . . . . . .               5,430,295
                                                                         ----------
OTHER ASSETS LESS LIABILITIES-1.2%. . . . . . . . . . . . .                  68,239
                                                                         ----------
NET ASSETS-100.0% . . . . . . . . . . . . . . . . . . . . .              $5,498,534
                                                                         ----------

(a)-Non-income  producing  security
ADR-American  Depositary  Receipt

*-Aggregate cost for Federal tax purposes is $4,588,935. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $967,370 and $126,010, respectively, resulting in net unrealized appreciation of $841,360.

     The accompanying notes are an integral part of the financial statements

                                            WNL SERIES TRUST
                                  STATEMENTS OF ASSETS AND LIABILITIES
                                           DECEMBER 31, 1997

                                                       BEA          CREDIT          ELITE-       GLOBAL
                                                      GROWTH        SUISSE          VALUE       ADVISORS
                                                       AND       INTERNATIONAL      ASSET        GROWTH
                                                      INCOME        EQUITY        ALLOCATION     EQUITY
                                                    ----------  ---------------  ------------  -----------
ASSETS
  Investments in securities, at value . . . . . .   $6,455,170  $    3,883,016   $ 9,462,060   $7,506,790
  Repurchase agreements, at value . . . . . . . .    1,325,000         385,000             -            -
                                                    ----------  ---------------  ------------  -----------
  Total Investment (a) (Note 1) . . . . . . . . .    7,780,170       4,268,016     9,462,060    7,506,790
  Cash, including foreign currency, at value. . .          522          40,379         5,294       23,085
  Receivable for securities sold. . . . . . . . .       12,006          16,839             -        4,037
  Receivable for forward contracts (Note 5) . . .            -          11,336             -            -
  Interest receivable . . . . . . . . . . . . . .       29,139             681             -            -
  Dividends receivable. . . . . . . . . . . . . .        3,370           7,364         2,319       12,429
  Receivable for fund shares sold . . . . . . . .       14,668          10,457        25,692        7,505
  Receivable due from Adviser (Note 2). . . . . .       12,705          19,660         9,288       15,326
  Prepaid insurance . . . . . . . . . . . . . . .          462             461           461          462
                                                    ----------  ---------------  ------------  -----------
    TOTAL ASSETS. . . . . . . . . . . . . . . . .    7,853,042       4,375,193     9,505,114    7,569,634

LIABILITIES
  Payable for securities purchased. . . . . . . .      429,717          28,578             -      208,869
  Payable for fund shares repurchased . . . . . .        7,108           2,258         9,802        4,983
  Accounts payable and accrued expenses . . . . .       28,249          34,140        24,691       28,676
                                                    ----------  ---------------  ------------  -----------
    TOTAL LIABILITIES . . . . . . . . . . . . . .      465,074          64,976        34,493      242,528
                                                    ----------  ---------------  ------------  -----------
    NET ASSETS. . . . . . . . . . . . . . . . . .   $7,387,968  $    4,310,217   $ 9,470,621   $7,327,106
                                                    ==========  ===============  ============  ===========

NET ASSETS CONSIST OF:
  Par value (Note 4). . . . . . . . . . . . . . .   $    5,806  $        4,166   $     6,587        5,208
  Paid-in capital (Note 4). . . . . . . . . . . .    6,588,919       4,461,869     8,545,283    6,250,532
  Undistributed (distributions in excess of)
    net investment income . . . . . . . . . . . .        2,697         (11,838)           14            -
  Accumulated net realized gain (loss) on
    investments, futures, and foreign currency
    translations. . . . . . . . . . . . . . . . .       43,899         (14,123)      (12,088)     (14,398)
    Net unrealized appreciation (depreciation) of:
    Investments . . . . . . . . . . . . . . . . .      746,647        (140,216)      930,825    1,085,764
    Foreign currency. . . . . . . . . . . . . . .            -          10,359             -            -
                                                    ----------  ---------------  ------------  -----------
      NET ASSETS. . . . . . . . . . . . . . . . .   $7,387,968  $    4,310,217   $ 9,470,621   $7,327,106
                                                    ==========  ===============  ============  ===========

  Shares outstanding at end of period . . . . . .      580,614         416,640       658,676      520,790
  Net asset value per share . . . . . . . . . . .   $    12.72  $        10.35   $     14.38        14.07

  (a) Investments  in  securities  and  repurchase
    agreements, at cost . . . . . . . . . . . . .   $7,033,523  $    4,408,232   $ 8,531,235    $6,421,026

     The accompanying notes are an integral part of the financial statements

                                   WNL SERIES TRUST
                         STATEMENTS OF ASSETS AND LIABILITIES
                                   DECEMBER 31, 1997

                                                                 SALOMON     VAN KAMPEN
                                                     GLOBAL      BROTHERS     AMERICAN
                                                    ADVISORS       U.S.        CAPITAL
                                                     MONEY      GOVERNMENT    EMERGING
                                                     MARKET     SECURITIES     GROWTH

ASSETS
  Investments in securities, at value . . . . . .  $5,100,740  $ 3,533,395   $4,975,295
  Repurchase agreements, at value . . . . . . . .           -    1,619,000      455,000
                                                   ----------  ------------  -----------
  Total Investment (a) (Note 1) . . . . . . . . .   5,100,740    5,152,395    5,430,295
  Cash, including foreign currency, at value. . .         542          507           86
  Receivable for securities sold. . . . . . . . .           -            -       22,925
  Interest receivable . . . . . . . . . . . . . .      56,310       24,818           63
  Dividends receivable. . . . . . . . . . . . . .           -            -        1,047
  Receivable for fund shares sold . . . . . . . .      52,202            -       77,162
  Receivable due from Adviser (Note 2). . . . . .       8,678        8,576       14,367
  Prepaid insurance . . . . . . . . . . . . . . .         461          462          461
                                                   ----------  ------------  -----------
      TOTAL ASSETS. . . . . . . . . . . . . . . .   5,218,933    5,186,758    5,546,406

  LIABILITIES
  Payable for securities purchased. . . . . . . .           -    1,178,236        9,037
  Payable for fund shares repurchased . . . . . .      95,544          995        5,759
  Accounts payable and accrued expenses . . . . .      23,125       21,629       33,076
                                                   ----------  ------------  -----------
      TOTAL LIABILITIES . . . . . . . . . . . . .     118,669    1,200,860       47,872
                                                   ----------  ------------  -----------
      NET ASSETS. . . . . . . . . . . . . . . . .  $5,100,264  $ 3,985,898   $5,498,534
                                                   ==========  ============  ===========

  NET ASSETS CONSIST OF:
  Par value (Note 4). . . . . . . . . . . . . . .  $   51,003  $     3,959   $    3,965
  Paid-in capital (Note 4). . . . . . . . . . . .   5,049,261    3,961,347    4,807,731
  Undistributed (distributions in excess of)
    net investment income . . . . . . . . . . . .           -          139          298
  Accumulated net realized loss on
    investments and foreign currency
    translations. . . . . . . . . . . . . . . . .           -      (16,671)    (162,576)
  Net unrealized appreciation (depreciation) of:
    Investments . . . . . . . . . . . . . . . . .           -       37,124      849,116
                                                   ----------  ------------  -----------
      NET ASSETS. . . . . . . . . . . . . . . . .  $5,100,264  $ 3,985,898   $5,498,534
                                                   ==========  ============  ===========

  Shares outstanding at end of period . . . . . .   5,100,264      395,899      396,522
  Net asset value per share . . . . . . . . . . .  $     1.00  $     10.07   $    13.87

  (a) Investments in securities and repurchase
    agreements, at cost . . . . . . . . . . . . .  $5,100,740  $ 5,115,271   $4,581,179

     The accompanying notes are an integral part of the financial statements

                                          WNL SERIES TRUST
                                      STATEMENTS OF OPERATIONS
                                FOR THE YEAR ENDED DECEMBER 31, 1997

                                                     BEA          CREDIT          ELITE-       GLOBAL
                                                    GROWTH        SUISSE          VALUE       ADVISORS
                                                     AND       INTERNATIONAL      ASSET        GROWTH
                                                    INCOME        EQUITY        ALLOCATION     EQUITY

INVESTMENT INCOME
  Interest income. . . . . . . . . . . . . . .    $ 134,825   $        8,358   $    65,279   $    6,254
  Dividend income**. . . . . . . . . . . . . .       36,282           45,581        50,057       88,550
                                                  ----------  ---------------  ------------  -----------
    TOTAL INVESTMENT INCOME. . . . . . . . . .      171,107           53,939       115,336       94,804

EXPENSES
  Investment Advisory fees (Note 2). . . . . .       36,791           32,806        35,702       31,793
  Sub-administration fees. . . . . . . . . . .       53,143           52,598        53,821       53,114
  Audit fees . . . . . . . . . . . . . . . . .       12,500           13,550        14,275       14,275
  Custodian fees and expenses. . . . . . . . .       40,456           67,956        30,395       54,501
  Trustee's fees (Note 2). . . . . . . . . . .        5,284            5,284         5,284        5,284
  Legal fees . . . . . . . . . . . . . . . . .        1,625            1,625         1,625        1,625
  Transfer agent fees. . . . . . . . . . . . .        4,480            4,667         4,945        4,955
  Insurance expense. . . . . . . . . . . . . .        5,322            5,317         5,318        5,321
  Registration and filing fees . . . . . . . .          429              429           429          429
  Miscellaneous expenses . . . . . . . . . . .           72               54            59          119
                                                  ----------  ---------------  ------------  -----------
  Total operating expenses before
    waivers and reimbursements . . . . . . . .      160,102          184,286       151,853      171,416
  Fees waived and expenses reimbursed (Note 2)     (129,675)        (156,326)     (123,292)    (146,398)
                                                  ----------  ---------------  ------------  -----------
    NET EXPENSES . . . . . . . . . . . . . . .       30,427           27,960        28,561       25,018
                                                  ----------  ---------------  ------------  -----------
    NET INVESTMENT INCOME. . . . . . . . . . .      140,680           25,979        86,775       69,786
                                                  ----------  ---------------  ------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
FROM INVESTMENTS AND FOREIGN CURRENCY
  Net realized gain (loss) on:
    Investments and futures contracts. . . . .      295,529          258,493       201,702      622,295
    Foreign currency transactions. . . . . . .            -           (7,339)            -            -
  Net change in unrealized
  appreciation (depreciation) of:
    Investments. . . . . . . . . . . . . . . .      522,340         (239,805)      621,441      676,633
    Foreign currency . . . . . . . . . . . . .            -          (11,172)            -            -
                                                  ----------  ---------------  ------------  -----------
  NET REALIZED AND UNREALIZED
    GAIN (LOSS). . . . . . . . . . . . . . . .      817,869              177       823,143    1,298,928
                                                  ----------  ---------------  ------------  -----------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS. . . . . . . . . . .    $ 958,549   $       26,156   $   909,918   $1,368,714
                                                  ==========  ===============  ============  ===========

  ** Net of foreign withholding taxes of . . .    $     136   $        6,205   $         -   $        -
                                                  ==========  ===============  ============  ===========

     The accompanying notes are an integral part of the financial statements

                                 WNL SERIES TRUST
                             STATEMENTS OF OPERATIONS
                       FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                SALOMON     VAN KAMPEN
                                                    GLOBAL      BROTHERS     AMERICAN
                                                   ADVISORS       U.S.       CAPITAL
                                                    MONEY      GOVERNMENT    EMERGING
                                                    MARKET     SECURITIES     GROWTH

INVESTMENT INCOME
  Interest income. . . . . . . . . . . . . . .    $ 169,243   $   168,683   $  22,447
  Dividend income. . . . . . . . . . . . . . .            -             -       7,911
                                                  ----------  ------------  ----------
    TOTAL INVESTMENT INCOME. . . . . . . . . .      169,243       168,683      30,358

EXPENSES
  Investment Advisory fees (Note 2). . . . . .       13,296        12,151      26,829
  Sub-administration fees. . . . . . . . . . .       53,436        53,880      53,722
  Audit fees . . . . . . . . . . . . . . . . .       10,750        10,750      12,025
  Custodian fees and expenses. . . . . . . . .       27,862        30,374      91,700
  Trustee's fees (Note 2). . . . . . . . . . .        5,284         5,284       5,284
  Legal fees . . . . . . . . . . . . . . . . .        1,625         1,625       1,625
  Transfer agent fees. . . . . . . . . . . . .        5,137         3,887       5,022
  Insurance expense. . . . . . . . . . . . . .        5,318         5,317       5,321
  Registration and filing fee. . . . . . . . .          429           429         429
  Miscellaneous expenses . . . . . . . . . . .           59             7          60
                                                  ----------  ------------  ----------
    Total operating expenses before
      waivers and reimbursements . . . . . . .      123,196       123,704     202,017
    Fees waived and expenses reimbursed (Note 2)   (113,742)     (114,878)   (179,839)
                                                  ----------  ------------  ----------
      NET EXPENSES . . . . . . . . . . . . . .        9,454         8,826      22,178
                                                  ----------  ------------  ----------
      NET INVESTMENT INCOME. . . . . . . . . .      159,789       159,857       8,180
                                                  ----------  ------------  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
FROM INVESTMENTS AND FOREIGN CURRENCY
  Net realized gain (loss) on:
    Investments. . . . . . . . . . . . . . . .            -        23,149    (102,237)
  Net change in unrealized
  appreciation (depreciation) of:
    Investments. . . . . . . . . . . . . . . .            -        38,894     704,593
                                                  ----------  ------------  ----------
  NET REALIZED AND UNREALIZED
    GAIN (LOSS). . . . . . . . . . . . . . . .            -        62,043     602,356
                                                  ----------  ------------  ----------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS. . . . . . . . . . .    $ 159,789   $   221,900   $ 610,536
                                                  ==========  ============  ==========

** Net of foreign withholding taxes of . . . .    $       -   $         -   $      20
                                                  ==========  ============  ==========

     The accompanying notes are an integral part of the financial statements

                                                       WNL SERIES TRUST
                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                              BEA                        CREDIT SUISSE
                                                       GROWTH AND INCOME             INTERNATIONAL EQUITY
                                                       ------------------            --------------------
                                                      YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED
                                                  DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                      1997            1996            1997            1996
                                                 --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  From operations:
    Net investment income . . . . . . . . . . .  $     140,680   $     121,254   $      25,979   $      26,519
    Net realized gain (loss) on:
      Investments and futures . . . . . . . . .        295,529         110,399         258,493         259,448
      Foreign currency transactions . . . . . .              -               -          (7,339)         24,110
    Net change in unrealized appreciation
    (depreciation) of:
      Investments and futures . . . . . . . . .        522,340         110,048        (239,805)         30,380
      Foreign currency. . . . . . . . . . . . .              -               -         (11,172)         22,709
                                                 --------------  --------------  --------------  --------------
        Net increase in net assets resulting
        from operations . . . . . . . . . . . .        958,549         341,701          26,156         363,166
  Distributions to shareholders (Note 1):
    From net investment income. . . . . . . . .       (139,024)       (120,147)        (44,337)        (26,519)
    In excess of net investment income. . . . .              -               -         (81,524)        (61,401)
    From net realized gains . . . . . . . . . .       (237,747)       (102,804)       (174,639)       (223,676)
  Fund share transactions (Note 4). . . . . . .      3,661,091         890,030       1,857,579         592,388
                                                 --------------  --------------  --------------  --------------
  Total increase in net assets. . . . . . . . .      4,242,869       1,008,780       1,583,235         643,958

NET ASSETS:
  Beginning of period . . . . . . . . . . . . .      3,145,099       2,136,319       2,726,982       2,083,024
                                                 --------------  --------------  --------------  --------------
  End of period (a) . . . . . . . . . . . . . .  $   7,387,968   $   3,145,099   $   4,310,217   $   2,726,982
                                                 ==============  ==============  ==============  ==============

  (a) Including undistributed (overdistributed)
  net investment income . . . . . . . . . . . .  $       2,697   $       1,107   $     (11,838)  $      (2,632)
                                                 ==============  ==============  ==============  ==============


                                                          ELITEVALUE
                                                        ASSET ALLOCATION
                                                  ----------------------------
                                                      YEAR          PERIOD
                                                     ENDED           ENDED
                                                  DECEMBER 31,    DECEMBER 31,
                                                      1997           1996*
                                                 --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  From operations:
    Net investment income . . . . . . . . . . .  $      86,775   $      26,047
    Net realized gain (loss) on:
      Investments and futures . . . . . . . . .        201,702          28,614
      Foreign currency transactions . . . . . .              -               -
    Net change in unrealized appreciation
    (depreciation) of:
      Investments and futures . . . . . . . . .        621,441         309,384
      Foreign currency. . . . . . . . . . . .               - .              -
                                                 --------------  --------------
        Net increase in net assets resulting
        from operations . . . . . . . . . . . .        909,918         364,045
    Distributions to shareholders (Note 1):
      From net investment income. . . . . . . .        (86,761)        (26,047)
      In excess of net investment income. . . .              -               -
      From net realized gains . . . . . . . . .       (213,790)        (28,614)
    Fund share transactions (Note 4). . . . . .      6,554,216       1,997,654
                                                 --------------  --------------
    Total increase in net assets. . . . . . . .      7,163,583       2,307,038

NET ASSETS:
  Beginning of period . . . . . . . . . . . . .      2,307,038               -
                                                 --------------  --------------
  End of period (a) . . . . . . . . . . . . . .  $   9,470,621   $   2,307,038
                                                 ==============  ==============

  (a) Including undistributed (overdistributed)
  net investment income . . . . . . . . . . . .  $          14   $           -
                                                 ==============  ==============

*-The  Asset  Allocation  Portfolio  commenced  investment  operation  on  January  2,  1996.

     The accompanying notes are an integral part of the financial statements

                                                       WNL SERIES TRUST
                                             STATEMENTS OF CHANGES IN NET ASSETS


                                                         GLOBAL ADVISORS                GLOBAL ADVISORS
                                                          GROWTH EQUITY                  MONEY MARKET
                                                          -------------                  ------------
                                                      YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED
                                                  DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                      1997            1996            1997            1996
                                                 --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  From operations:
    Net investment income . . . . . . . . . . .  $      69,786   $      47,555   $     159,789   $      37,566
    Net realized gain (loss) on:
      Investments . . . . . . . . . . . . . . .        622,295         131,244               -               -
    Net change in unrealized appreciation
    (depreciation) of investments . . . . . . .        676,633         340,351               -               -
                                                 --------------  --------------  --------------  --------------
      Net increase in net assets resulting
      from operations . . . . . . . . . . . . .      1,368,714         519,150         159,789          37,566
  Distributions to shareholders (Note 1):
    From net investment income. . . . . . . . .        (69,791)        (47,555)       (159,789)        (37,566)
    From net realized gains . . . . . . . . . .       (636,692)       (123,806)              -               -
  Fund share transactions (Note 4). . . . . . .      3,244,409       1,000,038       3,809,240       1,164,745
                                                 --------------  --------------  --------------  --------------
  Total increase in net assets. . . . . . . . .      3,906,640       1,347,827       3,809,240       1,164,745

NET ASSETS:
  Beginning of period . . . . . . . . . . . . .      3,420,466       2,072,639       1,291,024         126,279
                                                 --------------  --------------  --------------  --------------
  End of period (a) . . . . . . . . . . . . . .  $   7,327,106   $   3,420,466   $   5,100,264   $   1,291,024
                                                 ==============  ==============  ==============  ==============

  (a) Including undistributed (overdistributed)
  net investment income . . . . . . . . . . . .  $           -   $           -   $           -   $           -
                                                 ==============  ==============  ==============  ==============

                                                     SALOMON BROTHERS U.S.
                                                     GOVERNMENT SECURITIES
                                                     ---------------------
                                                     YEAR           PERIOD
                                                     ENDED           ENDED
                                                  DECEMBER 31,    DECEMBER 31,
                                                      1997           1996*
                                                 --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  From operations:
    Net investment income . . . . . . . . . . .  $     159,857   $     121,541
    Net realized gain (loss) on:
      Investments . . . . . . . . . . . . . . .         23,149         (39,476)
    Net change in unrealized appreciation
    (depreciation) of investments . . . . . . .         38,894          (1,770)
                                                 --------------  --------------
      Net increase in net assets resulting
      from operations . . . . . . . . . . . . .        221,900          80,295
  Distributions to shareholders (Note 1):
    From net investment income. . . . . . . . .       (160,062)       (121,541)
    From net realized gains . . . . . . . . . .              -               -
  Fund share transactions (Note 4). . . . . . .      1,577,343       2,387,963
                                                 --------------  --------------
  Total increase in net assets. . . . . . . . .      1,639,181       2,346,717

NET ASSETS:
  Beginning of period . . . . . . . . . . . . .      2,346,717               -
                                                 --------------  --------------
  End of period (a) . . . . . . . . . . . . . .  $   3,985,898   $   2,346,717
                                                 ==============  ==============

  (a) Including undistributed (overdistributed)
  net investment income . . . . . . . . . . . .  $         139   $           -
                                                 ==============  ==============

*-The  U.S.  Government  Securities  Portfolio  commenced  investment  operation  on  February  6,  1996.

     The accompanying notes are an integral part of the financial statements

                                WNL SERIES TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS



                                                    VAN KAMPEN AMERICAN
                                                  CAPITAL EMERGING GROWTH
                                                  -----------------------
                                                    YEAR            YEAR
                                                   ENDED           ENDED
                                                DECEMBER 31,    DECEMBER 31,
                                                    1997           1996*
                                               --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
Net investment income . . . . . . . . . . . .  $       8,180   $       5,070
Net realized gain (loss) on:
Investments and futures . . . . . . . . . . .       (102,237)        (10,938)
Net change in unrealized appreciation
(depreciation) of:
Investments and futures . . . . . . . . . . .        704,593         144,523
                                               --------------  --------------
Net increase in net assets resulting
from operations . . . . . . . . . . . . . . .        610,536         138,655
Distributions to shareholders (Note 1):
From net investment income. . . . . . . . . .         (7,882)         (5,070)
From net realized gains . . . . . . . . . . .              -         (49,696)
  Fund share transactions (Note 4). . . . . .      3,014,043       1,797,948
                                               --------------  --------------
Total increase in net assets. . . . . . . . .      3,616,697       1,881,837

NET ASSETS:
Beginning of period . . . . . . . . . . . . .      1,881,837               -
                                               --------------  --------------
  End of period (a) . . . . . . . . . . . . .  $   5,498,534   $   1,881,837
                                               ==============  ==============

(a) Including undistributed (overdistributed)
net investment income . . . . . . . . . . . .  $         298   $           -
                                               ==============  ==============

*-The  Emerging  Growth  Portfolio  commenced investment operation on January 2,
1996.

     The accompanying notes are an integral part of the financial statements

                                                   WNL SERIES TRUST
                                                 FINANCIAL HIGHLIGHTS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                BEA  GROWTH  AND  INCOME
                                                ------------------------
                                            YEAR            YEAR           PERIOD
                                           ENDED           ENDED           ENDED
                                        DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                            1997            1996           1995*
                                       --------------  --------------  --------------
NET ASSET VALUE
Net asset value, beginning of period.  $       11.04   $       10.46   $       10.00
                                       --------------  --------------  --------------

INVESTMENT OPERATIONS
Net investment income (1) . . . . . .           0.33            0.47            0.14
Net realized and
  unrealized gain (loss). . . . . . .           2.11            0.96            0.51
                                       --------------  --------------  --------------
Total from investment operations. . .           2.44            1.43            0.65
                                       --------------  --------------  --------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income . . . . . . . .          (0.33)          (0.47)          (0.14)
In excess of net investment income. .              -               -               -
Net realized gains. . . . . . . . . .          (0.43)          (0.38)              -
In excess of net realized gains . . .              -               -           (0.05)
                                       --------------  --------------  --------------
Total distributions
  to shareholders . . . . . . . . . .          (0.76)          (0.85)          (0.19)
                                       --------------  --------------  --------------

Net asset value, end of period. . . .  $       12.72   $       11.04   $       10.46
                                       ==============  ==============  ==============

TOTAL RETURN. . . . . . . . . . . . .          22.33%          13.82%           6.57% (2)

RATIOS AND SUPPLEMENTAL
DATA
Expenses to average
  net assets (3). . . . . . . . . . .           0.62%           0.49%           0.12% (4)
Net investment income to
  average net assets. . . . . . . . .           2.87%           4.65%           6.99%
Portfolio turnover rate . . . . . . .            191%            217%             75%
Average commission rate (5) . . . . .  $      0.0421   $      0.0600   $      0.0623
Net assets, end of period (000's) . .  $       7,388   $       3,145   $       2,136


                                          CREDIT  SUISSE  INTERNATIONAL  EQUITY
                                          -------------------------------------
                                            YEAR            YEAR          PERIOD
                                            ENDED           ENDED          ENDED
                                        DECEMBER 31,    DECEMBER 31    DECEMBER 31,
                                            1997            1996           1995*
                                       --------------  --------------  --------------
NET ASSET VALUE
Net asset value, beginning of period.  $       10.67   $       10.33   $       10.00
                                       --------------  --------------  --------------

INVESTMENT OPERATIONS
Net investment income (1) . . . . . .           0.08            0.15            0.06
Net realized and
  unrealized gain (loss). . . . . . .           0.37            1.56            0.33
                                       --------------  --------------  --------------
Total from investment operations. . .           0.45            1.71            0.39
                                       --------------  --------------  --------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income . . . . . . . .          (0.12)          (0.15)          (0.06)
In excess of net investment income. .          (0.20)              -               -
Net realized gains. . . . . . . . . .          (0.45)          (0.24)              -
In excess of net realized gains . . .              -           (0.98)              -
                                       --------------  --------------  --------------
Total distributions
  to shareholders . . . . . . . . . .          (0.77)          (1.37)          (0.06)
                                       --------------  --------------  --------------

Net asset value, end of period. . . .  $       10.35   $       10.67   $       10.33
                                       ==============  ==============  ==============

TOTAL RETURN. . . . . . . . . . . . .           4.30%          16.50%           3.93% (2)

RATIOS AND SUPPLEMENTAL
DATA
Expenses to average
  net assets (3). . . . . . . . . . .           0.77%           0.60%           0.12% (4)
Net investment income to
  average net assets. . . . . . . . .           0.71%           1.09%           2.89%
Portfolio turnover rate . . . . . . .              6%             79%              2%
Average commission rate (5) . . . . .  $      0.0135   $      0.0134   $      0.0371
Net assets, end of period (000's) . .  $       4,310   $       2,727   $       2,083

*-The  Growth  and  Income  Portfolio  and  International  Equity Portfolio commenced operations on October 20, 1995.

(1)          Net  investment  income  is after waiver of fees and reimbursement of certain expenses by the Investment
Adviser,  the  Sub-administrator and Western National Life Insurance Company, an affiliate of the Adviser (see Note 2 to  the  financial  statements).  If the Investment Adviser and the Sub-administrator had not waived fees and Western
National  Life  Insurance  Company  had not reimbursed expenses for the periods ended December 31, 1997, December 31,
1996,  and December 31, 1995, net investment income (loss) per share would have been $0.10, $0.00 and $(0.06) for the
Growth  and  Income  Portfolio, respectively and $(0.29), $(1.25) and $(0.18) for the International Equity Portfolio,
respectively.

(2)          Total  return  represents  aggregate  total  return  for  the  period  indicated  and is not annualized.

(3)  If  the  Investment  Adviser  and  the Sub-administrator had not waived fees and Western National Life Insurance
Company  had  not  reimbursed  expenses  for the periods ended December 31, 1997, December 31, 1996, and December 31,
1995, the ratio of operating expenses to average net assets would have been 3.26%, 5.15% and 9.95% for the Growth and
Income  Portfolio,  respectively  and  5.06%,  6.41% and 11.83% for the International Equity Portfolio, respectively.
(4)          Annualized.
(5)  Represents  the  average  commission rate paid on equity security transactions on which commissions are charged.

     The accompanying notes are an integral part of the financial statements

                                                   WNL SERIES TRUST
                                                 FINANCIAL HIGHLIGHTS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                        ELITEVALUE  ASSET  ALLOCATION            GLOBAL  ADVISORS  GROWTH  EQUITY
                                        -----------------------------            --------------------------------
                                            YEAR           PERIOD               YEAR            YEAR           PERIOD
                                           ENDED           ENDED               ENDED           ENDED           ENDED
                                        DECEMBER 31,    DECEMBER 31,        DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                            1997           1996*                1997            1996           1995*
                                       --------------  --------------      --------------  --------------  --------------
NET ASSET VALUE
Net asset value, beginning of period.  $       12.32   $       10.00       $       11.85   $       10.31   $       10.00
                                       --------------  --------------      --------------  --------------  --------------

INVESTMENT OPERATIONS
Net investment income (1) . . . . . .           0.19            0.18                0.17            0.20            0.05
Net realized and
  unrealized gain (loss). . . . . . .           2.39            2.48                3.56            1.99            0.31
                                       --------------  --------------      --------------  --------------  --------------
Total from investment operations. . .           2.58            2.66                3.73            2.19            0.36
                                       --------------  --------------      --------------  --------------  --------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income . . . . . . . .          (0.19)          (0.18)              (0.17)          (0.20)          (0.05)
Net realized gains. . . . . . . . . .          (0.33)          (0.16)              (1.34)          (0.45)              -
                                       --------------  --------------      --------------  --------------  --------------
Total distributions
  to shareholders . . . . . . . . . .          (0.52)          (0.34)              (1.51)          (0.65)          (0.05)
                                       --------------  --------------      --------------  --------------  --------------

Net asset value, end of period. . . .  $       14.38   $       12.32       $       14.07   $       11.85   $       10.31
                                       ==============  ==============      ==============  ==============  ==============

TOTAL RETURN. . . . . . . . . . . . .          21.08%          26.70% (2)          31.67%          21.36%           3.57% (2)

RATIOS AND SUPPLEMENTAL
DATA
Expenses to average
  net assets (3). . . . . . . . . . .           0.52%           0.36% (4)           0.48%           0.39%           0.12% (4)
Net investment income to
  average net assets. . . . . . . . .           1.58%           1.74%               1.34%           1.80%           2.46%
Portfolio turnover rate . . . . . . .             29%             21%                111%             89%              9%
Average commission rate (5) . . . . .  $      0.0572   $      0.0545       $      0.0377   $      0.0326   $      0.0226
Net assets, end of period (000's) . .  $       9,471   $       2,307       $       7,327   $       3,420   $       2,073

*-The  Asset Allocation Portfolio and Growth Equity Portfolio commenced operations on January 2, 1996 and October 20,
1995,  respectively.

(1)  Net  investment  income is after waiver of fees and reimbursement of certain expenses by the Investment Adviser, the  Sub-administrator  and  Western  National Life Insurance Company, an affiliate of the Adviser (see Note 2 to the financial  statements).  If the Investment Adviser and the Sub-administrator had not waived fees and Western National
Life Insurance Company had not reimbursed expenses for the periods ended December 31, 1997 and December 31, 1996, net investment  income  (loss)  per  share  would  have  been  $0.00  and  $(0.54)  for  the  Asset Allocation Portfolio,
respectively.    For  the periods ended December 31, 1997, December 31,1996 and December 31, 1995, the net investment income  (loss)  per share would have been $(0.11), $(0.29) and $(0.15) for the Growth Equity Portfolio, respectively.

(2)  Total  return  represents  aggregate  total  return  for  the  period  indicated  and is not annualized.

(3)  If  the  Investment  Adviser  and  the Sub-administrator had not waived fees and Western National Life Insurance
Company  had  not  reimbursed  expenses  for  the periods ended December 31, 1997 and December 31, 1996, the ratio of operating  expenses  to  average  net  assets  would  have  been  2.76% and 7.45% for the Asset Allocation Portfolio,
respectively.    For  the  periods  ended  December  31,  1997, December 31, 1996 and December 31, 1995, the ratio of operating  expenses  to  average  net  assets would have been 3.29%, 4.83% and 9.94% for the Growth Equity Portfolio, respectively.

(4)  Annualized.

(5)  Represents  the  average  commission rate paid on equity security transactions on which commissions are charged.

     The accompanying notes are an integral part of the financial statements

                                                   WNL SERIES TRUST
                                                 FINANCIAL HIGHLIGHTS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                                                 SALOMON  BROTHERS
                                              GLOBAL  ADVISORS  MONEY  MARKET               U.S.  GOVERNMENT  SECURITIES
                                              -------------------------------               ----------------------------
                                            YEAR            YEAR           PERIOD               YEAR           PERIOD
                                           ENDED           ENDED           ENDED               ENDED           ENDED
                                        DECEMBER 31,    DECEMBER 31,    DECEMBER 31,        DECEMBER 31,    DECEMBER 31,
                                            1997            1996           1995*                1997           1996*
                                       --------------  --------------  --------------      --------------  --------------
NET ASSET VALUE
Net asset value, beginning of period.  $        1.00   $        1.00   $        1.00       $        9.79   $       10.00
                                       --------------  --------------  --------------      --------------  --------------

INVESTMENT OPERATIONS
Net investment income (1) . . . . . .           0.05            0.05            0.01                0.57            0.53
Net realized and
   unrealized gain (loss) . . . . . .              -               -               -                0.28           (0.21)
                                       --------------  --------------  --------------      --------------  --------------
Total from investment operations. . .           0.05            0.05            0.01            0.85            0.32
                                       --------------  --------------  --------------      --------------  --------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income . . . . . . . .          (0.05)          (0.05)          (0.01)              (0.57)          (0.53)
                                       --------------  --------------
Total distributions
  to shareholders . . . . . . . . . .          (0.05)          (0.05)          (0.01)              (0.57)          (0.53)
                                       --------------  --------------  --------------      --------------  --------------

Net asset value, end of period. . . .  $        1.00   $        1.00   $        1.00       $       10.07   $        9.79
                                       ==============  ==============  ==============      ==============  ==============

TOTAL RETURN. . . . . . . . . . . . .           5.50%           5.19%           1.17% (2)           8.89%           3.40% (2)

RATIOS AND SUPPLEMENTAL
DATA
Expenses to average
  net assets (3). . . . . . . . . . .           0.32%           0.29%           0.12% (4)           0.35%           0.22% (4)
Net investment income to
  average net assets. . . . . . . . .           5.41%           5.23%           5.25%               6.25%           5.91%
Portfolio turnover rate . . . . . . .            N/A             N/A             N/A                     615%        297%
Average commission rate (5) . . . . .              -               -               -                   -               -
Net assets, end of period (000's) . .  $       5,100   $       1,291   $         126       $       3,986   $       2,347

*-The  Money  Market  Portfolio and U.S. Government Securities Portfolio commenced operations on October 10, 1995 and
February  6,  1996,  respectively.

(1)  Net  investment  income is after waiver of fees and reimbursement of certain expenses by the Investment Adviser, the  Sub-administrator  and  Western  National Life Insurance Company, an affiliate of the Adviser (see Note 2 to the financial  statements).  If the Investment Adviser and the Sub-administrator had not waived fees and Western National
Life  Insurance  Company  had not reimbursed expenses for the periods ended December 31, 1997, December 31, 1996, and
December  31,  1995,  net investment income (loss) per share would have been $0.03, $(0.08) and $(0.35) for the Money
Market  Portfolio,  respectively.  For  the periods ended December 31, 1997 and December 31, 1996, the net investment income  (loss)  per share would have been $0.28 and $0.10 for the U.S. Government Securities Portfolio, respectively.

(2)  Total  return  represents  aggregate  total  return  for  the  period  indicated  and is not annualized.

(3)  If  the  Investment  Adviser  and  the Sub-administrator had not waived fees and Western National Life Insurance
Company  had  not  reimbursed  expenses  for the periods ended December 31, 1997, December 31, 1996, and December 31,
1995,  the  ratio of operating expenses to average net assets would have been 4.17%, 14.15% and 161.83% for the Money
Market Portfolio, respectively. For the periods ended December 31, 1997 and December 31, 1996, the ratio of operating expenses  to  average  net  assets  would  have  been  4.84%  and 5.26% for the U.S. Government Securities Portfolio,
respectively.

(4)  Annualized.

(5)  Represents  the  average  commission rate paid on equity security transactions on which commissions are charged.

     The accompanying notes are an integral part of the financial statements

                                WNL SERIES TRUST
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                           VAN  KAMPEN  AMERICAN
                                           CAPITAL  EMERGING  GROWTH
                                           -------------------------
                                            YEAR           PERIOD
                                           ENDED           ENDED
                                        DECEMBER 31,    DECEMBER 31,
                                            1997           1996*
                                       --------------  --------------
NET ASSET VALUE
Net asset value, beginning of period.  $       11.54   $       10.00
                                       --------------  --------------

INVESTMENT OPERATIONS
Net investment income (1) . . . . . .           0.03            0.05
Net realized and
   unrealized gain (loss) . . . . . .           2.33            1.86
                                       --------------  --------------
Total from investment operations. . .           2.36            1.91
                                       --------------  --------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income . . . . . . . .          (0.03)          (0.05)
Net realized gains. . . . . . . . . .              -           (0.32)
                                       --------------  --------------
Total distributions
  to shareholders . . . . . . . . . .          (0.03)          (0.37)
                                       --------------  --------------

Net asset value, end of period. . . .  $       13.87   $       11.54
                                       ==============  ==============

TOTAL RETURN. . . . . . . . . . . . .          20.45%          19.06% (2)

RATIOS AND SUPPLEMENTAL
DATA
Expenses to average
  net assets (3). . . . . . . . . . .           0.62%           0.46% (4)
Net investment income to
  average net assets. . . . . . . . .           0.23%           0.40%
Portfolio turnover rate . . . . . . .            107%            154%
Average commission rate (5) . . . . .  $      0.0419   $      0.0419
Net assets, end of period (000's) . .  $       5,499   $       1,882

*-The  Emerging  Growth  Portfolio  commenced  operations  on  January  2, 1996.

(1) Net investment income is after waiver of fees and reimbursement of certain expenses by the Investment Adviser, the Sub-administrator and Western National Life Insurance Company, an affiliate of the Adviser (see Note 2 to the financial statements). If the Investment Adviser and the Sub-administrator had not waived fees and Western National Life Insurance Company had not reimbursed expenses for the periods ended December 31, 1997 and December 31, 1996, net investment income
(loss) per share would have been $(0.42) and $(1.29) for the Emerging Growth Portfolio.
(2) Total return represents aggregate total return for the period indicated and is not annualized.

(3) If the Investment Adviser and the Sub-administrator had not waived fees and Western National Life Insurance Company had not reimbursed expenses for the periods ended December 31, 1997 and December 31, 1996, the ratio of operating expenses to average net assets would have been 5.65% and 11.22% for the Emerging Growth Portfolio.

(4)  Annualized.

(5) Represents the average commission rate paid on equity security transactions on which commissions are charged.

     The accompanying notes are an integral part of the financial statements

WNL  SERIES  TRUST
NOTES  TO  FINANCIAL  STATEMENTS
DECEMBER  31,  1997

WNL Series Trust (the "Trust") is an open-end, diversified series management investment company established as a Massachusetts business trust under a Declaration of Trust dated December 12, 1994, as amended April 19, 1995. The Trust currently offers shares of beneficial interest in seven series (the "Portfolios"), each of which has a different investment objective and represents the entire interest in a separate portfolio of investments. The Portfolios are:
BEA Growth and Income Portfolio (the "Growth and Income Portfolio"), Credit Suisse International Equity Portfolio (the "International Equity Portfolio"), EliteValue Asset Allocation Portfolio (the "Asset Allocation Portfolio"), Global Advisors Growth Equity Portfolio (the "Growth Equity Portfolio"), Global Advisors Money Market Portfolio (the "Money Market Portfolio"), Salomon Brothers U.S. Government Securities Portfolio (the "U.S. Government Securities Portfolio"), and Van Kampen American Capital Emerging Growth Portfolio (the "Emerging Growth Portfolio"). The Portfolios are currently available to the public only through variable annuity contracts ("VA Contracts") issued by Western National Life Insurance Company (the "Life Company"), a wholly-owned subsidiary of Western National Corporation.

1.    SIGNIFICANT  ACCOUNTING  POLICIES
 The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements in accordance with generally accepted accounting principles.

(A) VALUATION OF SECURITIES - All securities are valued as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time). Securities traded on a national securities exchange or quoted on the NASDAQ National Market System are valued at their last-reported sale price on the principal exchange or reported by NASDAQ or, if there is no reported sale, and in the case of over-the-counter securities not included in the NASDAQ National Market System, at a bid price estimated by a broker or dealer. Debt securities, including zero-coupon securities, and certain foreign securities will be valued by a pricing service approved by the Trustees. Other foreign securities will be valued by the Trust's custodian. The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of 4:00 p.m. New York time, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. Securities for which current market quotations are not readily available and all other assets are valued at fair value as determined in good faith by the Trustees.

The Money Market Portfolio values all securities using the amortized cost method which approximates market value. Under this method, which does not take into account unrealized securities gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant amortization or accretion to maturity of any discount or premium.

(B) REPURCHASE AGREEMENTS - A repurchase agreement is a contract under which the Portfolio acquires a security for a relatively short period (usually not more than a week) subject to the obligation of the seller to repurchase and the Portfolio to resell such security at a fixed time and price. The collateral for such agreements will be held by the Portfolio's custodian. The Portfolio will enter into repurchase agreements only with banks and broker-dealers that have been determined to be creditworthy by the Trust's Board of Trustees. The seller under a repurchase agreement would be required to maintain the value of the collateral subject to the repurchase agreement at not less than the repurchase price. Default by the seller would expose the Portfolio to possible loss because of adverse market action or delay in connection with the disposition of the underlying collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the obligations, the Portfolio may be delayed or limited in its ability to sell the collateral.

WNL  SERIES  TRUST
NOTES  TO  FINANCIAL  STATEMENTS
DECEMBER  31,  1997  (CONTINUED)

(C) WHEN ISSUED TRANSACTIONS- The Portfolios may enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage, although a Portfolio may dispose of a when-issued security or forward commitment prior to settlement if it is deemed appropriate to do so. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, the Portfolios prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers.

(D) DOLLAR ROLL TRANSACTIONS- Certain Portfolios seeking a high level of current income may enter into dollar rolls in which the Portfolio sells securities (usually Mortgage-Backed Securities) and simultaneously to purchase contracts, typically in 30 to 60 days, substantially similar but not identical, securities on a specified future date through a TBA purchase commitment. The proceeds of the initial sale of securities in such transaction may be used to purchase long-term securities which will be held during the dollar roll period. During the roll period the Portfolio foregoes principal and interest paid on the security sold at the beginning of the roll period. The Portfolio may be compensated by either, the difference between the current sale price and the forward price for the future purchase as well as by the interest earned on the cash proceeds of the initial sale or a set fee determined at the time the transaction is entered into or a combination of these two methods. Dollar rolls involve the risk that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price.

(E) TBA PURCHASE COMMITMENTS- Certain Portfolios may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. The Portfolio holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the portfolio may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures decribed under "Valuation of Securities" above. The portfolio may dispose of the commitment prior to settlement if the Advisor deems it appropriate to do so.

(F) FOREIGN INVESTMENTS - Certain Portfolios may invest in securities of foreign issuers. There are certain risks involved in investing in foreign securities, including those resulting from fluctuations in currency exchange rates, devaluation of currencies, future political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The Portfolios' foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies.

(G) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - Certain Portfolios may engage in forward foreign currency exchange contracts ("forward contracts"). Portfolios may enter into forward contracts to convert U.S Dollars to and from different foreign currencies. A Portfolio can either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward contracts to purchase or sell foreign currencies. Forward foreign currency contracts are valued at the exchange rate and are marked-to-market daily. The change in the market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

A forward contract is an obligation by a Portfolio to purchase or sell a specific currency at a future date. The Portfolio maintains with its custodian, in a segregated account, high-grade liquid assets in an amount at least equal to its obligations under each contract. Neither spot transactions nor forward contracts eliminate fluctuations in the prices of the Portfolio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

WNL  SERIES  TRUST
NOTES  TO  FINANCIAL  STATEMENTS
DECEMBER  31,  1997  (CONTINUED)

A Portfolio may enter into forward contracts for hedging purposes as well as for non-hedging purposes. Transactions are entered into for hedging purposes in an attempt to protect against changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase.

A Portfolio may enter into forward contracts for other than hedging purposes which present greater profit potential but also involves increased risk.

(H) FOREIGN CURRENCY TRANSLATIONS- The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. The eligible Portfolios do not isolate that portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such changes and fluctuations are included with net realized and unrealized gain or loss from investments. Foreign exchange gain (loss) is treated as ordinary income for federal income tax purposes to the extent constituting "Section 988 Transactions" pursuant to the Internal Revenue Code, including currency gains (losses) related to the sale of debt securities, forward foreign currency exchange contracts, payments of liabilities, and collections of receivables.

(I) FUTURES CONTRACTS - Certain Portfolios may enter into futures contracts. Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the initial margin. Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.

The use of futures contracts as a hedging device involves several risks. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(J) SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are recorded as of the trade date. Realized gains and losses on sales of investments are recorded on the identified cost basis. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-date.

(K) EXPENSE ALLOCATION - Expenses with respect to any two or more Portfolios may be allocated in proportion to the net assets of the respective Portfolios except where allocations of direct expenses can otherwise be fairly made.

(L) DIVIDENDS AND DISTRIBUTIONS - The Money Market Portfolio will declare a dividend of its net ordinary income daily and distribute such dividends monthly. Each of the other Portfolios will declare and distribute dividends from net ordinary income quarterly and will distribute its net realized capital gains, if any, at least annually.

Income dividends and capital gain distributions are determined in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolios, timing differences and differing characterization of distributions made by the Portfolios. As a result, net investment income (loss) and net realized gain
(loss)  on  investment  transactions  for  a  reporting  period  may  differ
significantly  from  distributions  during  such  period.    Accordingly,  each
Portfolio may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Portfolio.

WNL  SERIES  TRUST
NOTES  TO  FINANCIAL  STATEMENTS
DECEMBER  31,  1997  (CONTINUED)

(M) FEDERAL INCOME TAXES - Each Portfolio of the Trust intends to qualify and elects to be treated as a regulated investment company that is taxed under the rules of Subchapter M of the Internal Revenue Code. As an electing regulated investment company, a Portfolio will not be subject to federal income tax on its net ordinary income and net realized capital gains to the extent such income and gains are distributed to the separate account of the Life Company which holds its shares.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES Under an Investment Advisory Agreement (the "Agreement"), WNL Investment Advisory Services, Inc. (the "Adviser"), a wholly-owned subsidiary of Western National Corporation, manages the business and affairs of the Portfolios and the Trust, subject to the control of the Trustees. Under the Agreement, the Adviser is obligated to formulate a continuing program for the investment of the assets of each Portfolio of the Trust in a manner consistent with each Portfolio's investment objectives, policies and restrictions and to determine from time to time securities to be purchased, sold, retained or lent by the Trust and to implement those decisions. The Agreement also provides that the Adviser shall provide such services required for effective administration of the Trust.

As full compensation for its services under the Agreement, the Trust will pay the Adviser a monthly fee at the following rates based on the average daily net assets of each Portfolio:

BEA Growth and Income . . . . . . . . . . .   0.75%
Credit Suisse International Equity. . . . .   0.90%
EliteValue Asset Allocation . . . . . . . .   0.65%
Global Advisors Growth Equity . . . . . . .   0.61%
Global Advisors Money Market. . . . . . . .   0.45%
Salomon Brothers U.S. Government Securities  0.475%
Van Kampen American Capital Emerging Growth   0.75%

The Adviser has agreed to waive its advisory fee for each of the Portfolios for the initial six months of each Portfolio's investment operations. Additionally, the Adviser has agreed to waive that portion of its advisory fee which is in excess of the amount payable by the Adviser to each Sub-adviser pursuant to the respective sub-advisory agreements for each Portfolio until May 1, 1998. The Adviser pays each Sub-adviser the following fees:

BEA Growth and Income . . . . . . . . . . .   0.50%
Credit Suisse International Equity. . . . .   0.65%
EliteValue Asset Allocation . . . . . . . .   0.40%
Global Advisors Growth Equity . . . . . . .   0.36%
Global Advisors Money Market. . . . . . . .   0.20%
Salomon Brothers U.S. Government Securities  0.225%
Van Kampen American Capital Emerging Growth   0.50%

In addition, Western National Life Insurance Company, an affiliate of the Adviser, has undertaken to bear until May 1, 1998 all operating expenses of each Portfolio, excluding the compensation of the Adviser, that exceed 0.12% of each Portfolio's average daily net assets.

In accordance with each Portfolio's investment objective and policies and under the supervision of the Adviser and the Trust's Board of Trustees, each Portfolio's Sub-adviser is responsible for the day-to-day investment management of the Portfolio, to make investment decisions for the Portfolio and to place orders on behalf of the Portfolio to effect the investment decisions made as
provided  in  separate  Sub-advisory  Agreements.    The  Sub-advisers  to  the
Portfolios are: BEA Associates for the Growth and Income Portfolio; Credit Suisse Investment Management, Ltd. for the International Equity Portfolio; OpCap Advisors for the Asset Allocation Portfolio; State Street Global Advisors for the Growth Equity and Money Market Portfolios; Salomon Brothers Asset Management Inc. for the U.S. Government Securities Portfolio; and Van Kampen American Capital Asset Management, Inc. for the Emerging Growth Portfolio. The Sub-advisers receive their fees directly from the Adviser, and receive no compensation from the Trust.

WNL  SERIES  TRUST
NOTES  TO  FINANCIAL  STATEMENTS
DECEMBER  31,  1997  (CONTINUED)

The Trust's Sub-administrator, custodian, transfer and dividend-paying agent is State Street Bank and Trust Company.

For the year ended December 31, 1997, the Adviser waived advisory fees, the Sub-administrator waived Sub-administration fees and Western National Life Insurance Company reimbursed operating expenses as follows:


                                    Advisory        Sub-
                                      Fees     administration    Expenses
                                     Waived      Fees Waived    Reimbursed    Total
                                    ---------  ---------------  -----------  --------
BEA Growth and Income. . . . . . .  $  12,263                -  $   117,412  $129,675
Credit Suisse International Equity      9,113                -      147,213   156,326
EliteValue Asset Allocation. . . .     13,732                -      109,560   123,292
Global Advisors Growth Equity. . .     13,030                -      133,368   146,398
Global Advisors Money Market . . .      7,387                -      106,355   113,742
Salomon Brothers U.S. Government
   Securities. . . . . . . . . . .      6,395  $         4,049      104,434   114,878
Van Kampen American Capital
   Emerging Growth . . . . . . . .      8,943                -      170,896   179,839

WNL Brokerage Services, Inc., a subsidiary of Western National Corporation, is the distributor and underwriter of the VA Contracts.
Each Trustee of the Trust who is not an interested person of the Trust or Adviser or Sub-adviser receives an annual fee of $7,500 and an additional fee of $750 for each Trustees' meeting attended. In addition, disinterested Trustees who are members of any Board committees will receive a separate $750 fee for attendance at any committee meeting that is held on a day on which no Board meeting is held.

For the year ended December 31, 1997, Global Advisors Growth Equity Portfolio, Credit Suisse International Equity Portfolio, Van Kampen American Capital Emerging Growth Portfolio and EliteValue Asset Allocation Portfolio paid brokerage commissions of $465, $126, $217 and $186, respectively, to CS First Boston Corporation and $607, $169, $483 and $186, respectively, to Salomon Brothers Inc., affiliated brokers, for portfolio transactions executed on behalf of the Portfolios.

3.    SECURITY  TRANSACTIONS
The aggregate cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended December 31, 1997 were as follows:


                                                     U.S.                      U.S.
                                                  Government   Proceeds     Government
                                     Purchases    Purchases   from Sales      Sales
                                    -----------  -----------  -----------  -----------
BEA Growth and Income. . . . . . .  $ 4,819,525  $ 6,687,372  $ 2,745,936  $ 5,860,299
Credit Suisse International Equity    3,038,616            -    1,484,698            -
EliteValue Asset Allocation. . . .    5,689,915      140,374    1,280,952            -
Global Advisors Growth Equity. . .    8,073,602      168,392    5,624,888       13,345
Global Advisors Money Market . . .            -            -            -            -
Salomon Brothers U.S. Government
   Securities. . . . . . . . . . .            -   15,651,914            -   14,675,103
Van Kampen American Capital
   Emerging Growth . . . . . . . .    6,074,595        7,308    3,414,520        2,649

4.    SHARES  OF  BENEFICIAL  INTEREST
The Trust has an unlimited authorized number of shares of beneficial interest with a par value of $0.01. The tables below summarize transactions in Trust shares.

WNL  SERIES  TRUST
NOTES  TO  FINANCIAL  STATEMENTS
DECEMBER  31,  1997  (CONTINUED)


                                BEA GROWTH AND INCOME PORTFOLIO
                       YEAR ENDED DECEMBER 31, 1997  YEAR ENDED DECEMBER 31, 1996
                              SHARES      AMOUNT     SHARES    AMOUNT
Capital stock sold. . . . .  364,640   $ 4,535,552   66,163   $728,535
Capital stock issued upon
  reinvestment of dividends
  and distributions . . . .   30,006       376,771   20,222    222,950
Capital stock redeemed. . .  (98,914)   (1,251,232)  (5,666)   (61,455)
---------------------------  --------  ------------  -------  ---------
Net increase. . . . . . . .  295,732   $ 3,661,091   80,719   $890,030
===========================  ========  ============  =======  =========


                         CREDIT SUISSE INTERNATIONAL EQUITY PORTFOLIO
                      YEAR ENDED DECEMBER 31, 1997  YEAR ENDED DECEMBER 31, 1996
                              SHARES     AMOUNT     SHARES    AMOUNT
Capital stock sold. . . . .  177,329   $2,089,267   30,199   $338,622
Capital stock issued upon
  reinvestment of dividends
  and distributions . . . .   28,680      300,498   29,080    311,598
Capital stock redeemed. . .  (45,050)    (532,186)  (5,158)   (57,832)
Net increase. . . . . . . .  160,959   $1,857,579   54,121   $592,388
===========================  ========  ===========  =======  =========


                                  ELITEVALUE ASSET ALLOCATION PORTFOLIO
                        YEAR ENDED DECEMBER 31, 1997  PERIOD ENDED DECEMBER 31, 1996*
                              SHARES       AMOUNT      SHARES     AMOUNT
Capital stock sold. . . . .   562,538   $ 7,853,515   188,662   $2,008,545
Capital stock issued upon
  reinvestment of dividends
  and distributions . . . .    21,013       300,551     4,621       54,661
Capital stock redeemed. . .  (112,176)   (1,599,850)   (5,982)     (65,552)
Net increase. . . . . . . .   471,375   $ 6,554,216   187,301   $1,997,654
===========================  =========  ============  ========  ===========


                               GLOBAL ADVISORS GROWTH EQUITY PORTFOLIO
                      YEAR ENDED DECEMBER 31, 1997  YEAR ENDED DECEMBER 31, 1996
                              SHARES     AMOUNT     SHARES     AMOUNT
Capital stock sold. . . . .  239,753   $3,380,388   78,858   $  894,813
Capital stock issued upon
  reinvestment of dividends
  and distributions . . . .   50,305      706,482   14,601      171,361
Capital stock redeemed. . .  (57,888)    (842,461)  (5,936)     (66,136)
Net increase. . . . . . . .  232,170   $3,244,409   87,523   $1,000,038
===========================  ========  ===========  =======  ===========


                                    GLOBAL ADVISORS MONEY MARKET PORTFOLIO
                            YEAR ENDED DECEMBER 31, 1997  YEAR ENDED DECEMBER 31, 1996
                                SHARES        AMOUNT        SHARES        AMOUNT
Capital stock sold. . . . .   27,649,529   $ 27,649,529    8,792,660   $ 8,792,660
Capital stock issued upon
  reinvestment of dividends
  and distributions . . . .      159,789        159,789       37,565        37,565
Capital stock redeemed. . .  (24,000,078)   (24,000,078)  (7,665,480)   (7,665,480)
Net increase. . . . . . . .    3,809,240   $  3,809,240    1,164,745   $ 1,164,745
===========================  ============  =============  ===========  ============

WNL  SERIES  TRUST
NOTES  TO  FINANCIAL  STATEMENTS
DECEMBER  31,  1997  (CONTINUED)

                        SALOMON BROTHERS U.S. GOVERNMENT SECURITIES PORTFOLIO
                      YEAR ENDED DECEMBER 31, 1997  PERIOD ENDED DECEMBER 31, 1996**
                              SHARES     AMOUNT      SHARES     AMOUNT
Capital stock sold. . . . .  167,218   $1,688,562   228,423   $2,278,845
Capital stock issued upon
  reinvestment of dividends
  and distributions . . . .   16,187      160,062    12,524      121,541
Capital stock redeemed. . .  (27,188)    (271,281)   (1,264)     (12,423)
Net increase. . . . . . . .  156,217   $1,577,343   239,683   $2,387,963
===========================  ========  ===========  ========  ===========


                              VAN KAMPEN CAPITAL EMERGING GROWTH PORTFOLIO
                       YEAR ENDED DECEMBER 31, 1997  PERIOD ENDED DECEMBER 31, 1996*
                              SHARES       AMOUNT      SHARES       AMOUNT
Capital stock sold. . . . .   387,792   $ 4,961,448    316,820   $ 3,633,490
Capital stock issued upon
  reinvestment of dividends
  and distributions . . . .       617         7,882      4,733        54,766
Capital stock redeemed. . .  (154,969)   (1,955,287)  (158,471)   (1,890,308)
Net increase. . . . . . . .   233,440   $ 3,014,043    163,082   $ 1,797,948
===========================  =========  ============  =========  ============

*        Portfolio  commenced  operations  on  January  2,  1996.
**    Portfolio  commenced  operations  on  February  6,  1996.

5.    FORWARD  FOREIGN  CURRENCY  EXCHANGE  CONTRACTS
At December 31, 1997, the outstanding forward foreign currency exchange contracts, which contractually obligate the Trust to deliver currencies at a specified date, were as follows:

CREDIT  SUISSE  INTERNATIONAL  EQUITY  PORTFOLIO
------------------------------------------------


                             U.S. DOLLAR
                               COST ON   U.S. DOLLAR
CURRENCY SOLD   SETTLEMENT   ORIGINATION   CURRENT    UNREALIZED
                   DATE          DATE       VALUE    APPRECIATION
               ------------  ------------  --------  -------------
FRF . . . . .    01/22/1998  $    129,828  $126,721  $       3,107
JPY . . . . .    03/09/1998       506,112   502,843          3,269
NLG . . . . .    01/26/1998       119,057   114,097          4,960
                             $    754,997  $743,661  $      11,336

6.          PORTFOLIO  CLOSING
On August 21, 1997, the Board of Directors voted to close the BlackRock Managed Bond Portfolio, all shareholders were given the opportunity to transfer to any of the other portfolio in the Trust. As of December 30, 1997 all assets were liquidated and distributed to the remaining shareholders.

WNL  SERIES  TRUST
NOTES  TO  FINANCIAL  STATEMENTS
DECEMBER  31,  1997  (CONTINUED)

7.    TAX  INFORMATION
For Federal income tax purposes capital loss carryforwards (exclusive of certain capital losses incurred after October 31) of $16,671 and $84,949 are available to the extent provided by regulations to offset future realized capital gains of Salomon Brothers U.S. Government Securities Portfolio and the Van Kampen American Capital Emerging Growth Portfolio, respectively. These losses expire in 2004 and 2005, respectively.

Additionally, certain capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. During the year ended December 31, 1997 Credit Suisse
International Equity Portfolio, Global Advisors Growth Equity Portfolio, EliteValue Asset Allocation Portfolio and Van Kampen American Capital Emerging Growth Portfolio elected to defer net capital losses of $14,123, $8,777 $9,115 and $69,870, respectively.

8.          SUBSEQUENT  EVENT
On September 12, 1997, American General Corporation announced its intention to purchase all of the outstanding common stock of Western National Corporation. The transaction is subject to approval by Western National Corporation shareholders at a meeting to be held on February 25, 1998.

                        REPORT OF INDEPENDENT ACCOUNTANTS






To the Board of Directors and Shareholders of WNL Series Trust:



We have audited the accompanying statements of assets and liabilities of the WNL Series Trust (the "Trust") consisting of BEA Growth and Income Portfolio, Credit Suisse International Equity Portfolio, EliteValue Asset Allocation Portfolio, Global Advisors Growth Equity Portfolio, Global Advisors Money Market Portfolio, Salomon Brothers U.S. Government Securities Portfolio and Van Kampen American Capital Emerging Growth Portfolio, including the schedules of investments, as of December 31, 1997, the related statements of operations for the year then ended, the statements of changes in net assets, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentations. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the WNL Series Trust as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.






                                /s/ COOPERS & LYBRAND L.L.P.
                                ----------------------------
Boston,  Massachusetts          COOPERS  &  LYBRAND  L.L.P.
February  13,  1998

                                WNL SERIES TRUST
                        PROXY VOTING RESULTS (UNAUDITED)

The following proposal which was voted upon at a special meeting of shareholders on July 17, 1997, with results shown below.

PROPOSAL  1.
To approve a new Sub-Advisory Agreement between OpCap Advisors, WNL Investment Advisory Services, Inc. and WNL Series Trust.


                               For    Against  Abstain
                             -------  -------  -------
EliteValue Asset Allocation
   Portfolio. . . . . . . .  295,946    3,288   37,460